NATIONWIDE

PROVIDENT

VLI SEPARATE

ACCOUNT A

Annual Report

to

Contract Owners

December 31, 2016

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and subsidiary and

Contract Owners of Nationwide Provident VLI Separate Account A:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Provident VLI Separate Account A (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)), as of December 31, 2016, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2016, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/    KPMG LLP

Columbus, Ohio

March 21, 2017

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2016

Assets:
Investments at fair value:
Small Cap Growth Portfolio: Class I-2 Shares (AASCO)
168,124 shares (cost $4,284,230)	$3,154,005
Global Allocation V.I. Fund - Class II (MLVGA2)
44,410 shares (cost $736,994)	686,579
Stock Index Fund, Inc. - Initial Shares (DSIF)
75,829 shares (cost $3,219,519)	3,477,537
Rising Dividends Securities Fund - Class 1 (FTVRDI)
54,262 shares (cost $1,395,634)	1,384,219
Small Cap Value Securities Fund - Class 1 (FTVSVI)
56,509 shares (cost $1,055,055)	1,126,227
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
19,016 shares (cost $145,104)	139,956
Templeton Foreign Securities Fund - Class 1 (TIF)
7,905 shares (cost $115,013)	109,794
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
59,632 shares (cost $1,070,436)	969,019
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
59 shares (cost $415)	416
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
40,771 shares (cost $221,106)	199,371
Balanced Portfolio: Service Shares (JABS)
12,223 shares (cost $383,711)	389,788
Forty Portfolio: Service Shares (JACAS)
14,164 shares (cost $492,933)	436,109
Global Technology Portfolio: Service Shares (JAGTS)
32,112 shares (cost $253,311)	272,629
Overseas Portfolio: Service Shares (JAIGS)
48,855 shares (cost $1,588,440)	1,166,176
Var Insurance Trust II - MFS Investors Growth Stock Portfolio: Initial Class (MV2IGI)
8,291 shares (cost $143,266)	127,513
Value Series - Initial Class (MVFIC)
131,000 shares (cost $2,188,166)	2,475,894
Core Plus Fixed Income Portfolio - Class I (MSVFI)
46,322 shares (cost $481,448)	494,260
Emerging Markets Debt Portfolio - Class I (MSEM)
3,903 shares (cost $32,149)	30,403
U.S. Real Estate Portfolio - Class I (MSVRE)
13,826 shares (cost $295,945)	295,738
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
46,868 shares (cost $757,225)	767,230
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
3,664 shares (cost $84,678)	86,765
American Funds NVIT Bond Fund - Class II (GVABD2)
3,724 shares (cost $42,854)	42,121
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
5,435 shares (cost $159,741)	143,490
American Funds NVIT Growth Fund - Class II (GVAGR2)
5,420 shares (cost $319,488)	403,400
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
760 shares (cost $35,724)	39,265
Federated NVIT High Income Bond Fund - Class I (HIBF)
34,578 shares (cost $234,322)	225,796
NVIT Emerging Markets Fund - Class I (GEM)
29,537 shares (cost $325,316)	289,172

NVIT International Equity Fund - Class I (GIG)
7,095 shares (cost $74,150)	$66,831
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
3,530 shares (cost $31,744)	33,010
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
13,236 shares (cost $134,485)	128,523
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
21,936 shares (cost $260,594)	288,463
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
6,492 shares (cost $65,411)	60,180
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
7,429 shares (cost $81,443)	80,451
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
32,274 shares (cost $340,584)	333,391
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
8,524 shares (cost $90,357)	84,989
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
15,821 shares (cost $182,651)	166,439
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
3,344 shares (cost $34,822)	30,600
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
21,648 shares (cost $244,487)	227,738
NVIT Core Bond Fund - Class I (NVCBD1)
7,053 shares (cost $78,025)	75,185
NVIT Core Plus Bond Fund - Class I (NVLCP1)
28,795 shares (cost $329,184)	320,198
NVIT Nationwide Fund - Class IV (TRF4)
74,734 shares (cost $765,396)	1,195,746
NVIT Government Bond Fund - Class I (GBF)
2,373 shares (cost $26,029)	25,440
NVIT Government Bond Fund - Class IV (GBF4)
76,268 shares (cost $871,798)	816,833
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
33,001 shares (cost $349,277)	414,496
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
28,054 shares (cost $295,636)	278,575
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
144,581 shares (cost $1,689,724)	1,802,921
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
133,913 shares (cost $1,500,790)	1,756,943
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
25,219 shares (cost $276,690)	279,174
NVIT Mid Cap Index Fund - Class I (MCIF)
54,098 shares (cost $1,287,771)	1,311,326
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
111,859 shares (cost $1,261,994)	1,082,800
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
38,814 shares (cost $421,306)	374,166
NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)
57,830 shares (cost $575,469)	558,057
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
82,167 shares (cost $917,913)	898,911
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
13,769 shares (cost $137,051)	140,167
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
318,471 shares (cost $3,425,340)	3,229,296
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
44,625 shares (cost $495,658)	475,254

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
15,561 shares (cost $289,051)	$242,434
NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)
106,578 shares (cost $1,349,463)	1,585,877
NVIT Multi-Manager Small Company Fund - Class IV (SCF4)
90,583 shares (cost $1,662,043)	1,943,006
NVIT Multi-Sector Bond Fund - Class I (MSBF)
70,962 shares (cost $646,124)	647,880
NVIT S&P 500 Index Fund - Class IV (GVEX4)
1,179,170 shares (cost $11,406,334)	17,770,094
NVIT Short Term Bond Fund - Class II (NVSTB2)
11,482 shares (cost $119,661)	117,577
NVIT Large Cap Growth Fund - Class I (NVOLG1)
873,075 shares (cost $15,100,826)	13,890,625
Templeton NVIT International Value Fund - Class III (NVTIV3)
9,806 shares (cost $117,933)	104,137
Invesco NVIT Comstock Value Fund - Class IV (EIF4)
80,794 shares (cost $905,562)	1,420,355
NVIT Real Estate Fund - Class I (NVRE1)
412,735 shares (cost $3,173,796)	2,600,230
NVIT Money Market Fund - Class IV (SAM4)
3,779,245 shares (cost $3,779,245)	3,779,245
Short Duration Bond Portfolio - I Class Shares (AMTB)
99,053 shares (cost $1,066,091)	1,042,041
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
628 shares (cost $15,018)	14,210
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
3,381 shares (cost $74,829)	71,411
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
63,785 shares (cost $708,296)	972,077
Socially Responsive Portfolio - I Class Shares (AMSRS)
10,957 shares (cost $198,272)	247,292
VPS Growth and Income Portfolio - Class A (ALVGIA)
14,038 shares (cost $350,534)	438,116
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
15,100 shares (cost $286,754)	306,389
VP Income & Growth Fund - Class I (ACVIG)
20,652 shares (cost $199,357)	192,473
VP Inflation Protection Fund - Class II (ACVIP2)
19,551 shares (cost $222,892)	197,657
VP International Fund - Class I (ACVI)
11,453 shares (cost $118,204)	107,311
VP Mid Cap Value Fund - Class I (ACVMV1)
29,978 shares (cost $531,802)	632,828
VP Ultra(R) Fund - Class I (ACVU1)
361 shares (cost $5,469)	5,571
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
160,689 shares (cost $2,603,291)	3,033,799
Appreciation Portfolio - Initial Shares (DCAP)
6,630 shares (cost $278,858)	271,904
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
1,778 shares (cost $79,366)	87,921
Managed Tail Risk Fund II: Primary Shares (FVCA2P)
9,763 shares (cost $56,115)	46,960
Quality Bond Fund II - Primary Shares (FQB)
18,754 shares (cost $211,153)	205,922
Equity-Income Portfolio - Initial Class (FEIP)
297,300 shares (cost $5,921,601)	6,531,688

High Income Portfolio - Initial Class (FHIP)
303,615 shares (cost $1,718,797)	$1,633,447
VIP Asset Manager Portfolio - Initial Class (FAMP)
121,612 shares (cost $1,796,144)	1,858,227
VIP Energy Portfolio - Service Class 2 (FNRS2)
43,824 shares (cost $873,873)	903,654
VIP Equity-Income Portfolio - Service Class (FEIS)
19,003 shares (cost $405,609)	415,397
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
403 shares (cost $4,989)	4,957
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
1,596 shares (cost $17,588)	20,316
VIP Growth Portfolio - Initial Class (FGP)
181,743 shares (cost $7,397,641)	10,779,152
VIP Growth Portfolio - Service Class (FGS)
8,634 shares (cost $389,347)	510,253
VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)
283,112 shares (cost $3,644,438)	3,578,532
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
4,758 shares (cost $60,673)	59,470
VIP Mid Cap Portfolio - Service Class (FMCS)
73,980 shares (cost $2,458,978)	2,493,125
VIP Overseas Portfolio - Initial Class (FOP)
208,909 shares (cost $4,015,999)	3,720,676
VIP Overseas Portfolio - Service Class (FOS)
16,437 shares (cost $328,698)	291,593
VIP Value Strategies Portfolio - Service Class (FVSS)
15,856 shares (cost $176,978)	249,568
Global Securities Fund/VA - Non-Service Shares (OVGS)
58,079 shares (cost $2,270,382)	2,033,939
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
12,523 shares (cost $315,921)	355,776
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
12,352 shares (cost $291,501)	297,435
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
17,559 shares (cost $87,942)	86,744
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
2,256 shares (cost $25,102)	22,062
Low Duration Portfolio - Administrative Class (PMVLDA)
105,704 shares (cost $1,110,530)	1,082,411
VT Growth & Income Fund: Class IB (PVGIB)
2,806 shares (cost $65,176)	72,931
VT Growth Opportunities Fund: Class IB (PVGOB)
10,042 shares (cost $77,068)	77,624
VT International Equity Fund: Class IB (PVTIGB)
21,908 shares (cost $266,646)	270,120
VI American Franchise Fund - Series I Shares (ACEG)
2,641 shares (cost $145,441)	141,500
VI Value Opportunities Fund - Series I Shares (AVBVI)
777 shares (cost $5,203)	5,037
Health Sciences Portfolio - II (TRHS2)
28,707 shares (cost $1,055,526)	958,223
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
81,770 shares (cost $747,857)	663,973
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
168,553 shares (cost $2,163,062)	1,752,955
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
54,533 shares (cost $1,361,005)	1,316,432

Variable Insurance Fund - Equity Income Portfolio (VVEI)
19,788 shares (cost $332,997)	$437,314
Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)
27,149 shares (cost $212,863)	216,923
Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)
37,457 shares (cost $626,269)	790,720
Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)
8,553 shares (cost $102,112)	100,669
Variable Insurance Portfolios - Asset Strategy (WRASP)
25,785 shares (cost $246,957)	207,415
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)
5,486 shares (cost $146,703)	142,154
Advantage VT Opportunity Fund - Class 2 (SVOF)
2,759 shares (cost $60,807)	68,071
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
14,462 shares (cost $131,929)	120,465

Total Investments	$131,715,265

Other Accounts Receivable	2,956
Accounts Receivable - VP Ultra(R) Fund - Class I (ACVU1)	12
Accounts Receivable - Mid-Cap Growth Portfolio - I Class Shares (AMCG)	256
Accounts Receivable - Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)	65
Accounts Receivable - Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	255
Accounts Receivable - VI Value Opportunities Fund - Series I Shares (AVBVI)	85
Accounts Receivable - Opportunistic Small Cap Portfolio: Initial Shares (DSC)	176
Accounts Receivable - VIP Equity-Income Portfolio - Service Class (FEIS)	144
Accounts Receivable - VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)	10
Accounts Receivable - VIP Investment Grade Bond Portfolio - Service Class (FIGBS)	18
Accounts Receivable - Quality Bond Fund II - Primary Shares (FQB)	80
Accounts Receivable - VIP Value Strategies Portfolio - Service Class (FVSS)	89
Accounts Receivable - NVIT Government Bond Fund - Class I (GBF)	25
Accounts Receivable - NVIT Emerging Markets Fund - Class I (GEM)	328
Accounts Receivable - NVIT International Equity Fund - Class I (GIG)	26
Accounts Receivable - American Funds NVIT Bond Fund - Class II (GVABD2)	50
Accounts Receivable - American Funds NVIT Growth Fund - Class II (GVAGR2)	101
Accounts Receivable - NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	90
Accounts Receivable - NVIT Multi-Sector Bond Fund - Class I (MSBF)	173
Accounts Receivable - U.S. Real Estate Portfolio - Class I (MSVRE)	235
Accounts Receivable - NVIT Cardinal Conservative Fund - Class I (NVCCN1)	23
Accounts Receivable - NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)	26
Accounts Receivable - Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)	11
Accounts Receivable - NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	43
Accounts Receivable - Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	76
Accounts Receivable - Main Street Fund(R)/VA - Non-Service Shares (OVGI)	189
Accounts Receivable - Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)	356
Accounts Receivable - NVIT Multi-Manager Small Cap Growth Fund – Class I (SCGF)	84
Accounts Receivable - Templeton Foreign Securities Fund – Class 1 (TIF)	175
Accounts Receivable - Variable Insurance Fund – High Yield Bond Portfolio (VVHYB)	85

Accounts Payable - VP International Fund - Class I (ACVI)	(124)
Accounts Payable - VP Income & Growth Fund - Class I (ACVIG)	(218)
Accounts Payable - VP Inflation Protection Fund - Class II (ACVIP2)	(86)
Accounts Payable - VPS Growth and Income Portfolio - Class A (ALVGIA)	(230)
Accounts Payable - VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)	(128)
Accounts Payable - Socially Responsive Portfolio - I Class Shares (AMSRS)	(65)
Accounts Payable - VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)	(78)
Accounts Payable - VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	(4)
Accounts Payable - Managed Tail Risk Fund II: Primary Shares (FVCA2P)	(165)

Accounts Payable - American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	$(42)
Accounts Payable - American Funds NVIT Global Growth Fund - Class II (GVAGG2)	(36)
Accounts Payable - American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	(35)
Accounts Payable - NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	(114)
Accounts Payable - NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	(160)
Accounts Payable - Federated NVIT High Income Bond Fund - Class I (HIBF)	(167)
Accounts Payable - Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)	(70)
Accounts Payable - Balanced Portfolio: Service Shares (JABS)	(114)
Accounts Payable - Global Technology Portfolio: Service Shares (JAGTS)	(213)
Accounts Payable - Emerging Markets Debt Portfolio - Class I (MSEM)	(47)
Accounts Payable - NVIT Core Bond Fund - Class I (NVCBD1)	(80)
Accounts Payable - NVIT Cardinal Aggressive Fund - Class I (NVCRA1)	(70)
Accounts Payable - NVIT Cardinal Balanced Fund - Class I (NVCRB1)	(43)
Accounts Payable - NVIT Short Term Bond Fund - Class II (NVSTB2)	(52)
Accounts Payable - Templeton NVIT International Value Fund - Class III (NVTIV3)	(94)
Accounts Payable - Global Strategic Income Fund/VA: Non-service Shares (OVSB)	(107)
Accounts Payable - Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)	(25)
Accounts Payable - VT International Equity Fund: Class IB (PVTIGB)	(209)
Accounts Payable - Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)	(169)
Accounts Payable - Advantage VT Opportunity Fund - Class 2 (SVOF)	(237)
Accounts Payable - NVIT Nationwide Fund – Class IV (TRF4)	(315)
Accounts Payable - Advantage VT Small Cap Growth Fund – Class 2 (WFVSCG) (64) (64)	(64)

$131,717,946

Contract Owners’ Equity:
Accumulation units	131,717,946

Total Contract Owners’ Equity (note 8)	$131,717,946

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENT OF OPERATIONS

Year Ended December 31, 2016

Investment Activity:	Total	AASCO	MLVGA2	DSIF	FTVRDI	FTVSVI	FTVDM2	TIF
Reinvested dividends	$1,680,590	-	7,817	63,670	21,420	10,775	972	2,317
Mortality and expense risk charges (note 3)	(927,487)	(21,112)	(5,520)	(22,474)	(9,660)	(7,466)	(1,041)	(1,034)

Net investment income (loss)	753,103	(21,112)	2,297	41,196	11,760	3,309	(69)	1,283

Realized gain (loss) on investments	3,651,853	(55,494)	(44,731)	146,928	5,751	11,322	(23,556)	(41,617)
Change in unrealized gain (loss) on investments	(4,477,073)	(201,693)	67,339	30,875	15,668	100,629	48,260	34,405

Net gain (loss) on investments	(825,220)	(257,187)	22,608	177,803	21,419	111,951	24,704	(7,212)

Reinvested capital gains	9,363,041	438,227	-	114,187	155,710	149,237	-	1,817

Net increase (decrease) in contract owners’ equity resulting from operations	$9,290,924	159,928	24,905	333,186	188,889	264,497	24,635	(4,112)

Investment Activity:	FTVGI2	FTVFA2	IVKMG1	JABS	JACAS	JAGTS	JAIGS	MV2IGI
Reinvested dividends	$-	14	-	7,771	3,828	323	58,014	746
Mortality and expense risk charges (note 3)	(7,866)	(1)	(1,320)	(2,818)	(3,311)	(2,023)	(8,329)	(1,115)

Net investment income (loss)	(7,866)	13	(1,320)	4,953	517	(1,700)	49,685	(369)

Realized gain (loss) on investments	(74,804)	(13)	(5,868)	4,390	(8,549)	(6,912)	(98,401)	(3,564)
Change in unrealized gain (loss) on investments	101,708	37	(4,229)	(1,406)	(44,736)	34,521	(93,531)	(889)

Net gain (loss) on investments	26,904	24	(10,097)	2,984	(53,285)	27,609	(191,932)	(4,453)

Reinvested capital gains	914	12	12,903	5,621	56,951	12,495	32,938	14,388

Net increase (decrease) in contract owners’ equity resulting from operations	$19,952	49	1,486	13,558	4,183	38,404	(109,309)	9,566

Investment Activity:	MVFIC	MSVFI	MSEM	MSVRE	NVAMV1	GVAAA2	GVABD2	GVAGG2
Reinvested dividends	$54,691	11,171	2,290	3,858	16,976	1,713	1,104	2,182
Mortality and expense risk charges (note 3)	(19,441)	(3,501)	(258)	(3,722)	(5,417)	(532)	(339)	(997)

Net investment income (loss)	35,250	7,670	2,032	136	11,559	1,181	765	1,185

Realized gain (loss) on investments	225,510	6,164	(2,349)	54,136	20,676	3,102	334	12,031
Change in unrealized gain (loss) on investments	(150,495)	15,263	4,373	(29,223)	26,497	(4,333)	(217)	(31,105)

Net gain (loss) on investments	75,015	21,427	2,024	24,913	47,173	(1,231)	117	(19,074)

Reinvested capital gains	211,250	-	-	-	70,011	5,427	152	13,930

Net increase (decrease) in contract owners’ equity resulting from operations	$321,515	29,097	4,056	25,049	128,743	5,377	1,034	(3,959)

Investment Activity:	GVAGR2	GVAGI2	HIBF	GEM	GIG	NVIE6	NVNMO1	NVNSR2
Reinvested dividends	$862	391	12,351	2,443	1,339	649	980	1,911
Mortality and expense risk charges (note 3)	(2,885)	(244)	(1,559)	(2,169)	(450)	(250)	(907)	(2,006)

Net investment income (loss)	(2,023)	147	10,792	274	889	399	73	(95)

Realized gain (loss) on investments	65,299	662	(4,703)	(10,710)	(252)	14	(4,934)	3,636
Change in unrealized gain (loss) on investments	(119,487)	(2,140)	19,267	31,147	(466)	(521)	13,657	(7,346)

Net gain (loss) on investments	(54,188)	(1,478)	14,564	20,437	(718)	(507)	8,723	(3,710)

Reinvested capital gains	80,433	4,652	-	-	-	-	5,898	27,850

Net increase (decrease) in contract owners’ equity resulting from operations	$24,222	3,321	25,356	20,711	171	(108)	14,694	24,045

Investment Activity:	NVCRA1	NVCRB1	NVCCA1	NVCCN1	NVCMD1	NVCMA1	NVCMC1	NVCBD1
Reinvested dividends	$1,393	2,144	9,641	2,190	4,503	785	6,103	2,329
Mortality and expense risk charges (note 3)	(415)	(585)	(2,676)	(629)	(1,160)	(200)	(1,672)	(562)

Net investment income (loss)	978	1,559	6,965	1,561	3,343	585	4,431	1,767

Realized gain (loss) on investments	113	97	1,907	(70)	1,358	(72)	690	100
Change in unrealized gain (loss) on investments	(1,450)	(1,171)	(13,741)	(427)	(6,186)	(933)	(2,636)	1,362

Net gain (loss) on investments	(1,337)	(1,074)	(11,834)	(497)	(4,828)	(1,005)	(1,946)	1,462

Reinvested capital gains	4,702	3,731	26,986	2,262	10,753	2,347	8,959	131

Net increase (decrease) in contract owners’ equity resulting from operations	$4,343	4,216	22,117	3,326	9,268	1,927	11,444	3,360

Investment Activity:	NVLCP1	TRF4	GBF	GBF4	GVIDA	GVIDC	GVIDM	GVDMA
Reinvested dividends	$10,002	16,445	505	16,571	6,947	5,506	33,427	30,627
Mortality and expense risk charges (note 3)	(2,425)	(7,873)	(205)	(6,083)	(4,836)	(2,095)	(12,604)	(12,962)

Net investment income (loss)	7,577	8,572	300	10,488	2,111	3,411	20,823	17,665

Realized gain (loss) on investments	9	114,797	(6,240)	(12,613)	134,240	(516)	28,707	85,881
Change in unrealized gain (loss) on investments	437	(7,539)	6,426	4,505	(143,402)	1,090	(37,669)	(99,644)

Net gain (loss) on investments	446	107,258	186	(8,108)	(9,162)	574	(8,962)	(13,763)

Reinvested capital gains	1,299	-	-	-	54,132	5,667	97,900	126,827

Net increase (decrease) in contract owners’ equity resulting from operations	$9,322	115,830	486	2,380	47,081	9,652	109,761	130,729

Investment Activity:	GVDMC	MCIF	NVMIG1	GVDIVI	GVDIV4	NVMLG1	NVMLV1	NVMMG1
Reinvested dividends	$5,398	13,833	15,370	10,958	17,677	7,636	2,417	-
Mortality and expense risk charges (note 3)	(2,041)	(9,079)	(8,860)	(2,668)	(4,171)	(6,579)	(964)	(22,750)

Net investment income (loss)	3,357	4,754	6,510	8,290	13,506	1,057	1,453	(22,750)

Realized gain (loss) on investments	3,666	3,564	(84,887)	(12,588)	(9,398)	38,280	2,218	158,155
Change in unrealized gain (loss) on investments	(3,775)	123,918	23,290	19,033	12,993	(163,028)	(473)	(330,544)

Net gain (loss) on investments	(109)	127,482	(61,597)	6,445	3,595	(124,748)	1,745	(172,389)

Reinvested capital gains	10,182	97,937	21,642	-	-	129,495	14,016	366,619

Net increase (decrease) in contract owners’ equity resulting from operations	$13,430	230,173	(33,445)	14,735	17,101	5,804	17,214	171,480

Investment Activity:	NVMMV2	SCGF	SCVF4	SCF4	MSBF	GVEX4	NVSTB2	NVOLG1
Reinvested dividends	$6,299	-	9,319	5,902	21,172	314,130	1,997	102,129
Mortality and expense risk charges (note 3)	(3,415)	(1,680)	(10,740)	(12,939)	(3,995)	(121,859)	(1,030)	(96,442)

Net investment income (loss)	2,884	(1,680)	(1,421)	(7,037)	17,177	192,271	967	5,687

Realized gain (loss) on investments	(2,024)	198	196,913	68,819	2,358	918,957	(1,343)	348,504
Change in unrealized gain (loss) on investments	28,724	(32,735)	6,711	26,073	20,143	365,753	2,764	(3,164,514)

Net gain (loss) on investments	26,700	(32,537)	203,624	94,892	22,501	1,284,710	1,421	(2,816,010)

Reinvested capital gains	40,260	51,127	140,378	271,185	-	318,945	-	3,185,808

Net increase (decrease) in contract owners’ equity resulting from operations	$69,844	16,910	342,581	359,040	39,678	1,795,926	2,388	375,485

Investment Activity:	NVTIV3	EIF4	NVRE1	SAM4	AMTB	AMCG	AMMCGS	AMTP
Reinvested dividends	$2,087	36,072	52,159	192	12,617	-	-	7,040
Mortality and expense risk charges (note 3)	(648)	(9,695)	(18,925)	(23,914)	(7,741)	(97)	(538)	(5,886)

Net investment income (loss)	1,439	26,377	33,234	(23,722)	4,876	(97)	(538)	1,154

Realized gain (loss) on investments	(628)	145,393	(264,326)	-	(17,708)	(1,129)	(447)	90,800
Change in unrealized gain (loss) on investments	(1,142)	33,876	205,322	-	19,816	943	(166)	47,959

Net gain (loss) on investments	(1,770)	179,269	(59,004)	-	2,108	(186)	(613)	138,759

Reinvested capital gains	1,419	-	187,490	64	-	678	3,747	77,178

Net increase (decrease) in contract owners’ equity resulting from operations	$1,088	205,646	161,720	(23,658)	6,984	395	2,596	217,091

Investment Activity:	AMSRS	ALVGIA	ALVSVA	ACVIG	ACVIP2	ACVI	ACVMV1	ACVU1
Reinvested dividends	$1,849	4,158	1,724	4,113	3,832	2,362	9,911	17
Mortality and expense risk charges (note 3)	(2,074)	(2,785)	(1,913)	(1,269)	(1,538)	(998)	(4,254)	(33)

Net investment income (loss)	(225)	1,373	(189)	2,844	2,294	1,364	5,657	(16)

Realized gain (loss) on investments	26,949	21,933	4,843	(8,919)	(4,716)	15,971	42,845	(218)
Change in unrealized gain (loss) on investments	(12,546)	(3,789)	40,745	22,059	8,339	(34,218)	36,579	203

Net gain (loss) on investments	14,403	18,144	45,588	13,140	3,623	(18,247)	79,424	(15)

Reinvested capital gains	9,493	24,839	16,202	3,129	1,565	-	26,960	205

Net increase (decrease) in contract owners’ equity resulting from operations	$23,671	44,356	61,601	19,113	7,482	(16,883)	112,041	174

Investment Activity:	DVSCS	DCAP	DSC	FVCA2P	FQB	FEIP	FHIP	FAMP
Reinvested dividends	$26,139	4,432	-	922	6,792	142,038	84,576	27,324
Mortality and expense risk charges (note 3)	(20,627)	(1,953)	(500)	(371)	(1,504)	(43,162)	(11,254)	(12,748)

Net investment income (loss)	5,512	2,479	(500)	551	5,288	98,876	73,322	14,576

Realized gain (loss) on investments	164,377	1,695	(6,467)	256	(16,111)	237,843	(22,150)	80,941
Change in unrealized gain (loss) on investments	215,788	(25,071)	13,165	(3,496)	17,705	254,162	156,755	(133,526)

Net gain (loss) on investments	380,165	(23,376)	6,698	(3,240)	1,594	492,005	134,605	(52,585)

Reinvested capital gains	247,786	39,596	6,250	-	-	408,259	-	81,497

Net increase (decrease) in contract owners’ equity resulting from operations	$633,463	18,699	12,448	(2,689)	6,882	999,140	207,927	43,488

Investment Activity:	FNRS2	FEIS	FF10S	FF30S	FGP	FGS	FIGBP	FIGBS
Reinvested dividends	$3,894	8,963	70	272	4,162	-	85,560	1,367
Mortality and expense risk charges (note 3)	(5,610)	(2,995)	(39)	(139)	(76,861)	(3,664)	(25,773)	(434)

Net investment income (loss)	(1,716)	5,968	31	133	(72,699)	(3,664)	59,787	933

Realized gain (loss) on investments	(17,893)	44,650	(107)	78	676,332	39,336	(12,156)	(134)
Change in unrealized gain (loss) on investments	238,879	(25,151)	173	172	(1,729,366)	(87,991)	100,472	1,328

Net gain (loss) on investments	220,986	19,499	66	250	(1,053,034)	(48,655)	88,316	1,194

Reinvested capital gains	-	25,329	136	715	1,100,137	49,442	1,780	28

Net increase (decrease) in contract owners’ equity resulting from operations	$219,270	50,796	233	1,098	(25,596)	(2,877)	149,883	2,155

Investment Activity:	FMCS	FOP	FOS	FVSS	OVGS	OVGI	OVSC	OVSB
Reinvested dividends	$10,599	51,615	4,004	2,505	22,712	3,772	1,416	4,319
Mortality and expense risk charges (note 3)	(18,201)	(25,564)	(2,150)	(1,788)	(15,112)	(2,393)	(2,041)	(1,214)

Net investment income (loss)	(7,602)	26,051	1,854	717	7,600	1,379	(625)	3,105

Realized gain (loss) on investments	(6,474)	171,799	(3,886)	14,212	(135,686)	20,912	8,621	(9,457)
Change in unrealized gain (loss) on investments	115,109	(421,464)	(16,020)	5,654	(51,872)	(27,241)	27,228	17,118

Net gain (loss) on investments	108,635	(249,665)	(19,906)	19,866	(187,558)	(6,329)	35,849	7,661

Reinvested capital gains	157,851	6,117	506	-	143,964	40,093	10,494	-

Net increase (decrease) in contract owners’ equity resulting from operations	$258,884	(217,497)	(17,546)	20,583	(35,994)	35,143	45,718	10,766

Investment Activity:	PMVFBA	PMVLDA	PVGIB	PVGOB	PVTIGB	PVTVB	ACEG	AVBVI
Reinvested dividends	$291	12,586	971	-	1,509	827	-	17
Mortality and expense risk charges (note 3)	(178)	(6,327)	(459)	(63)	(1,204)	(445)	(957)	(25)

Net investment income (loss)	113	6,259	512	(63)	305	382	(957)	(8)

Realized gain (loss) on investments	(335)	(9,218)	1,341	4	(3,435)	1,073	3,405	7
Change in unrealized gain (loss) on investments	852	8,274	5,176	556	7,146	(3,294)	(9,106)	(566)

Net gain (loss) on investments	517	(944)	6,517	560	3,711	(2,221)	(5,701)	(559)

Reinvested capital gains	-	-	1,715	-	-	2,777	8,560	1,301

Net increase (decrease) in contract owners’ equity resulting from operations	$630	5,315	8,744	497	4,016	938	1,902	734

Investment Activity:	TRHS2	VWBF	VWEM	VWHA	VVEI	VVHYB	VVMCI	VVHGB
Reinvested dividends	$-	-	8,367	4,951	10,791	11,076	10,267	2,389
Mortality and expense risk charges (note 3)	(5,605)	(5,018)	(12,200)	(9,182)	(3,883)	(1,992)	(7,084)	(984)

Net investment income (loss)	(5,605)	(5,018)	(3,833)	(4,231)	6,908	9,084	3,183	1,405

Realized gain (loss) on investments	39,000	(64,738)	(126,104)	(103,700)	15,843	1,258	99,985	(582)
Change in unrealized gain (loss) on investments	(134,290)	112,740	106,546	550,500	4,508	10,135	(88,768)	854

Net gain (loss) on investments	(95,290)	48,002	(19,558)	446,800	20,351	11,393	11,217	272

Reinvested capital gains	6,641	-	9,064	-	27,135	-	51,055	285

Net increase (decrease) in contract owners’ equity resulting from operations	$(94,254)	42,984	(14,327)	442,569	54,394	20,477	65,455	1,962

Investment Activity:	WRASP	SVDF	SVOF	WFVSCG	CAF4
Reinvested dividends	$1,358	-	1,576	-	2,095
Mortality and expense risk charges (note 3)	(1,699)	(932)	(477)	(773)	(3,634)

Net investment income (loss)	(341)	(932)	1,099	(773)	(1,539)

Realized gain (loss) on investments	(28,655)	4,063	4,752	509	382,928
Change in unrealized gain (loss) on investments	21,030	(10,826)	(5,255)	(2,653)	(542,306)

Net gain (loss) on investments	(7,625)	(6,763)	(503)	(2,144)	(159,378)

Reinvested capital gains	-	10,422	7,826	10,286	144,732

Net increase (decrease) in contract owners’ equity resulting from operations	$(7,966)	2,727	8,422	7,369	(16,185)

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2016 and 2015

	Total		AASCO		MLVGA2		DSIF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$753,103	971,448	(21,112)	(27,620)	2,297	1,924	41,196	38,422
Realized gain (loss) on investments	3,651,853	5,693,664	(55,494)	72,999	(44,731)	(2,669)	146,928	191,159
Change in unrealized gain (loss) on investments	(4,477,073)	(17,637,051)	(201,693)	(1,142,369)	67,339	(58,160)	30,875	(308,061)
Reinvested capital gains	9,363,041	9,511,371	438,227	980,510	-	45,423	114,187	102,876

Net increase (decrease) in contract owners’ equity resulting from operations	9,290,924	(1,460,568)	159,928	(116,480)	24,905	(13,482)	333,186	24,396

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	15,843,134	19,847,864	198,056	219,272	15,134	116,464	240,837	522,832
Transfers between subaccounts (including fixed account), net	(1,066)	(423)	(128)	(9)	-	12	(11)	(1)
Surrenders and death benefits (notes 4 and 6)	(20,928,936)	(25,202,919)	(277,079)	(696,648)	(158,733)	(122,686)	(236,679)	(1,044,471)
Net policy repayments (loans) (note 5)	(244,837)	84,431	(407)	43,650	(13,551)	164	(23,690)	(23,204)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(10,780,424)	(11,234,784)	(292,674)	(315,158)	(20,855)	(23,357)	(110,397)	(121,135)
Adjustments to maintain reserves	527	2,134	(359)	14	92	359	(328)	1,065

Net equity transactions	(16,111,602)	(16,503,697)	(372,591)	(748,879)	(177,913)	(29,044)	(130,268)	(664,914)

Net change in contract owners’ equity	(6,820,678)	(17,964,265)	(212,663)	(865,359)	(153,008)	(42,526)	202,918	(640,518)
Contract owners’ equity beginning of period	138,538,624	156,502,889	3,366,564	4,231,923	839,639	882,165	3,274,390	3,914,908

Contract owners’ equity end of period	$131,717,946	138,538,624	3,153,901	3,366,564	686,631	839,639	3,477,308	3,274,390

CHANGES IN UNITS:
Beginning units	460,784	521,545	10,864	13,076	5,365	5,546	10,977	12,615
Units purchased	75,604	80,449	915	1,030	1,177	731	3,326	1,897
Units redeemed	(128,441)	(141,210)	(2,240)	(3,242)	(2,290)	(912)	(3,376)	(3,535)

Ending units	407,947	460,784	9,539	10,864	4,252	5,365	10,927	10,977

	FTVRDI		FTVSVI		FTVDM2		TIF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$11,760	10,886	3,309	2,233	(69)	1,678	1,283	8,432
Realized gain (loss) on investments	5,751	34,658	11,322	30,726	(23,556)	(3,173)	(41,617)	(1,254)
Change in unrealized gain (loss) on investments	15,668	(209,059)	100,629	(292,041)	48,260	(43,022)	34,405	(42,192)
Reinvested capital gains	155,710	119,441	149,237	170,044	-	16,899	1,817	9,955

Net increase (decrease) in contract owners’ equity resulting from operations	188,889	(44,074)	264,497	(89,038)	24,635	(27,618)	(4,112)	(25,059)

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	206,932	281,615	126,538	51,103	69,180	3,815	7,474	83,668
Transfers between subaccounts (including fixed account), net	(1)	17	-	1	-	-	-	-
Surrenders and death benefits (notes 4 and 6)	(163,910)	(118,997)	(214,237)	(144,036)	(60,814)	6,048	(210,625)	(14,934)
Net policy repayments (loans) (note 5)	(3,576)	25,686	1,895	2,318	106	93	-	2,274
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(70,782)	(70,492)	(65,342)	(77,877)	(9,958)	(9,373)	(14,226)	(25,165)
Adjustments to maintain reserves	(103)	297	(214)	(191)	(37)	(20)	(62)	193

Net equity transactions	(31,440)	118,126	(151,360)	(168,682)	(1,523)	563	(217,439)	46,036

Net change in contract owners’ equity	157,449	74,052	113,137	(257,720)	23,112	(27,055)	(221,551)	20,977
Contract owners’ equity beginning of period	1,226,676	1,152,624	1,012,920	1,270,640	116,863	143,918	331,520	310,543

Contract owners’ equity end of period	$1,384,125	1,226,676	1,126,057	1,012,920	139,975	116,863	109,969	331,520

CHANGES IN UNITS:
Beginning units	4,465	3,896	3,095	3,510	1,561	1,534	775	704
Units purchased	757	1,205	353	242	885	196	17	180
Units redeemed	(834)	(636)	(804)	(657)	(842)	(169)	(558)	(109)

Ending units	4,388	4,465	2,644	3,095	1,604	1,561	234	775

	FTVGI2		FTVFA2		IVKMG1		JABS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(7,866)	90,005	13	36	(1,320)	(1,292)	4,953	3,903
Realized gain (loss) on investments	(74,804)	(17,088)	(13)	(63)	(5,868)	22,144	4,390	17,519
Change in unrealized gain (loss) on investments	101,708	(143,937)	37	(33)	(4,229)	(36,209)	(1,406)	(33,499)
Reinvested capital gains	914	6,475	12	3	12,903	15,423	5,621	12,234

Net increase (decrease) in contract owners’ equity resulting from operations	19,952	(64,545)	49	(57)	1,486	66	13,558	157

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	23,231	21,469	35	39	88,056	124,767	16,524	60,395
Transfers between subaccounts (including fixed account), net	-	-	-	-	(2)	-	-	-
Surrenders and death benefits (notes 4 and 6)	(221,403)	(168,400)	(75)	(788)	(69,894)	(72,069)	(56,582)	(97,604)
Net policy repayments (loans) (note 5)	(11,796)	(398)	80	87	102	(245)	11,810	20,306
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(39,425)	(48,744)	(33)	(1,217)	(14,267)	(13,724)	(23,076)	(29,042)
Adjustments to maintain reserves	27	493	(11)	69	(8)	11	13	(353)

Net equity transactions	(249,366)	(195,580)	(4)	(1,810)	3,987	38,740	(51,311)	(46,298)

Net change in contract owners’ equity	(229,414)	(260,125)	45	(1,867)	5,473	38,806	(37,753)	(46,141)
Contract owners’ equity beginning of period	1,198,472	1,458,597	367	2,234	193,828	155,022	427,427	473,568

Contract owners’ equity end of period	$969,058	1,198,472	412	367	199,301	193,828	389,674	427,427

CHANGES IN UNITS:
Beginning units	12,574	14,535	3	17	1,310	1,041	1,276	1,359
Units purchased	1,544	372	1	1	635	834	93	231
Units redeemed	(4,167)	(2,333)	(1)	(15)	(604)	(565)	(216)	(314)

Ending units	9,951	12,574	3	3	1,341	1,310	1,153	1,276

	JACAS		JAGTS		JAIGS		MV2IGI
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$517	2,096	(1,700)	376	49,685	(2,718)	(369)	(133)
Realized gain (loss) on investments	(8,549)	2,694	(6,912)	11,499	(98,401)	(110,977)	(3,564)	(196)
Change in unrealized gain (loss) on investments	(44,736)	(42,542)	34,521	(35,163)	(93,531)	(149,361)	(889)	(14,864)
Reinvested capital gains	56,951	87,427	12,495	31,883	32,938	59,528	14,388	11,327

Net increase (decrease) in contract owners’ equity resulting from operations	4,183	49,675	38,404	8,595	(109,309)	(203,528)	9,566	(3,866)

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	22,297	81,382	151,207	169,306	76,382	593,586	20,606	200,635
Transfers between subaccounts (including fixed account), net	(1)	(1)	-	(6)	-	-	-	-
Surrenders and death benefits (notes 4 and 6)	(47,041)	(44,928)	(174,540)	(81,941)	(127,040)	(539,088)	(89,625)	(1,310)
Net policy repayments (loans) (note 5)	7,197	11,227	(1,867)	560	17,241	18,975	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(39,132)	(36,908)	(24,001)	(19,615)	(78,044)	(93,063)	(5,220)	(3,285)
Adjustments to maintain reserves	50	79	(448)	129	97	(396)	17	(15)

Net equity transactions	(56,630)	10,851	(49,649)	68,433	(111,364)	(19,986)	(74,222)	196,025

Net change in contract owners’ equity	(52,447)	60,526	(11,245)	77,028	(220,673)	(223,514)	(64,656)	192,159
Contract owners’ equity beginning of period	488,511	427,985	283,661	206,633	1,386,729	1,610,243	192,159	-

Contract owners’ equity end of period	$436,064	488,511	272,416	283,661	1,166,056	1,386,729	127,503	192,159

CHANGES IN UNITS:
Beginning units	1,510	1,510	901	580	6,224	6,553	1,864	-
Units purchased	110	243	558	668	1,155	1,564	201	1,908
Units redeemed	(244)	(243)	(710)	(347)	(1,617)	(1,893)	(923)	(44)

Ending units	1,376	1,510	749	901	5,762	6,224	1,142	1,864

	MVFIC		MSVFI		MSEM		MSVRE
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$35,250	46,711	7,670	7,045	2,032	2,319	136	440
Realized gain (loss) on investments	225,510	278,940	6,164	4,418	(2,349)	(1,844)	54,136	78,979
Change in unrealized gain (loss) on investments	(150,495)	(538,243)	15,263	(16,624)	4,373	(1,337)	(29,223)	(56,191)
Reinvested capital gains	211,250	174,982	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	321,515	(37,610)	29,097	(5,161)	4,056	(862)	25,049	23,228

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	135,633	58,221	125,198	334,492	4,327	4,265	581,967	547,298
Transfers between subaccounts (including fixed account), net	-	-	-	-	-	-	-	(10)
Surrenders and death benefits (notes 4 and 6)	(621,142)	(796,331)	(597)	(23,015)	(10,453)	(1,568)	(1,160,650)	(676,815)
Net policy repayments (loans) (note 5)	12,335	15,950	-	17,502	-	-	34	3,753
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(102,867)	(115,465)	(184,054)	(154,593)	(10,068)	(11,198)	(23,272)	(25,871)
Adjustments to maintain reserves	298	(98)	(54)	(49)	(1)	(74)	263	(42)

Net equity transactions	(575,743)	(837,723)	(59,507)	174,337	(16,195)	(8,575)	(601,658)	(151,687)

Net change in contract owners’ equity	(254,228)	(875,333)	(30,410)	169,176	(12,139)	(9,437)	(576,609)	(128,459)
Contract owners’ equity beginning of period	2,730,715	3,606,048	524,612	355,436	42,495	51,932	872,582	1,001,041

Contract owners’ equity end of period	$2,476,487	2,730,715	494,202	524,612	30,356	42,495	295,973	872,582

CHANGES IN UNITS:
Beginning units	9,188	11,723	1,992	1,438	155	178	1,167	1,359
Units purchased	698	268	422	1,266	9	9	749	774
Units redeemed	(2,566)	(2,803)	(618)	(712)	(46)	(32)	(1,543)	(966)

Ending units	7,320	9,188	1,796	1,992	118	155	373	1,167

	NVAMV1		GVAAA2		GVABD2		GVAGG2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$11,559	14,099	1,181	446	765	309	1,185	(168)
Realized gain (loss) on investments	20,676	28,882	3,102	3,208	334	442	12,031	6,493
Change in unrealized gain (loss) on investments	26,497	(195,876)	(4,333)	(6,396)	(217)	(1,194)	(31,105)	(11,237)
Reinvested capital gains	70,011	108,315	5,427	2,961	152	21	13,930	10,714

Net increase (decrease) in contract owners’ equity resulting from operations	128,743	(44,580)	5,377	219	1,034	(422)	(3,959)	5,802

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	28,281	25,612	39,432	3,902	3,047	2,638	42,267	52,956
Transfers between subaccounts (including fixed account), net	(1)	-	-	-	-	-	-	-
Surrenders and death benefits (notes 4 and 6)	(141,276)	(61,234)	(4,615)	(5,363)	(4,459)	(4,692)	(40,020)	(6,848)
Net policy repayments (loans) (note 5)	(969)	4,198	165	342	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(49,982)	(62,834)	(12,855)	(11,351)	(6,718)	(6,437)	(13,800)	(11,827)
Adjustments to maintain reserves	(288)	270	(90)	59	40	18	55	(153)

Net equity transactions	(164,235)	(93,988)	22,037	(12,411)	(8,090)	(8,473)	(11,498)	34,128

Net change in contract owners’ equity	(35,492)	(138,568)	27,414	(12,192)	(7,056)	(8,895)	(15,457)	39,930
Contract owners’ equity beginning of period	802,586	941,154	59,309	71,501	49,227	58,122	158,911	118,981

Contract owners’ equity end of period	$767,094	802,586	86,723	59,309	42,171	49,227	143,454	158,911

CHANGES IN UNITS:
Beginning units	3,458	3,861	384	464	402	470	922	730
Units purchased	140	189	247	28	25	22	251	301
Units redeemed	(855)	(592)	(112)	(108)	(89)	(90)	(336)	(109)

Ending units	2,743	3,458	519	384	338	402	837	922

	GVAGR2		GVAGI2		HIBF		GEM
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(2,023)	(175)	147	21	10,792	9,243	274	275
Realized gain (loss) on investments	65,299	49,275	662	2,755	(4,703)	(28,866)	(10,710)	(6,513)
Change in unrealized gain (loss) on investments	(119,487)	(33,923)	(2,140)	(4,676)	19,267	15,072	31,147	(53,599)
Reinvested capital gains	80,433	13,808	4,652	2,209	-	2,245	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	24,222	28,985	3,321	309	25,356	(2,306)	20,711	(59,837)

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	5,974	16,207	6,429	1,962	28,284	17,386	35,851	46,807
Transfers between subaccounts (including fixed account), net	-	-	-	-	-	-	(3)	1
Surrenders and death benefits (notes 4 and 6)	(85,058)	(39,916)	68	(4,438)	(18,611)	(403,506)	(25,586)	(16,208)
Net policy repayments (loans) (note 5)	-	-	-	-	(1,208)	198	(2,017)	(1,035)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(35,142)	(47,452)	(2,141)	(2,193)	(12,660)	(13,149)	(42,657)	(41,142)
Adjustments to maintain reserves	77	60	(74)	103	(208)	100	213	436

Net equity transactions	(114,149)	(71,101)	4,282	(4,566)	(4,403)	(398,971)	(34,199)	(11,141)

Net change in contract owners’ equity	(89,927)	(42,116)	7,603	(4,257)	20,953	(401,277)	(13,488)	(70,978)
Contract owners’ equity beginning of period	493,428	535,544	31,627	35,884	204,676	605,953	302,988	373,966

Contract owners’ equity end of period	$403,501	493,428	39,230	31,627	225,629	204,676	289,500	302,988

CHANGES IN UNITS:
Beginning units	2,997	3,436	224	255	979	1,940	993	1,045
Units purchased	119	117	43	14	103	78	109	145
Units redeemed	(852)	(556)	(15)	(45)	(119)	(1,039)	(212)	(197)

Ending units	2,264	2,997	252	224	963	979	890	993

	GIG		NVIE6		NVNMO1		NVNSR2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$889	(200)	399	(189)	73	(73)	(95)	54
Realized gain (loss) on investments	(252)	(804)	14	323	(4,934)	1,775	3,636	18,302
Change in unrealized gain (loss) on investments	(466)	(4,159)	(521)	(3,034)	13,657	(22,250)	(7,346)	(70,630)
Reinvested capital gains	-	2,672	-	1,454	5,898	17,331	27,850	48,751

Net increase (decrease) in contract owners’ equity resulting from operations	171	(2,491)	(108)	(1,446)	14,694	(3,217)	24,045	(3,523)

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	3,778	4,440	-	-	11,569	9,726	16,658	4,766
Transfers between subaccounts (including fixed account), net	-	-	-	-	-	-	-	-
Surrenders and death benefits (notes 4 and 6)	3,673	(9,156)	(149)	(238)	(9,979)	(76,227)	(14,883)	(54,999)
Net policy repayments (loans) (note 5)	-	-	82	169	913	(11,448)	3,609	527
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,402)	(1,505)	(2,864)	(2,686)	(15,369)	(19,330)	(9,275)	(9,570)
Adjustments to maintain reserves	31	12	60	(60)	108	(58)	16	60

Net equity transactions	6,080	(6,209)	(2,871)	(2,815)	(12,758)	(97,337)	(3,875)	(59,216)

Net change in contract owners’ equity	6,251	(8,700)	(2,979)	(4,261)	1,936	(100,554)	20,170	(62,739)
Contract owners’ equity beginning of period	60,606	69,306	36,000	40,261	126,663	227,217	268,349	331,088

Contract owners’ equity end of period	$66,857	60,606	33,021	36,000	128,599	126,663	288,519	268,349

CHANGES IN UNITS:
Beginning units	648	713	404	434	934	1,645	1,727	2,106
Units purchased	83	46	2	2	95	83	127	40
Units redeemed	(17)	(111)	(35)	(32)	(188)	(794)	(155)	(419)

Ending units	714	648	371	404	841	934	1,699	1,727

	NVCRA1		NVCRB1		NVCCA1		NVCCN1
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$978	1,025	1,559	1,590	6,965	9,529	1,561	1,221
Realized gain (loss) on investments	113	129	97	710	1,907	7,470	(70)	2
Change in unrealized gain (loss) on investments	(1,450)	(6,332)	(1,171)	(6,663)	(13,741)	(51,808)	(427)	(4,941)
Reinvested capital gains	4,702	3,985	3,731	2,955	26,986	27,135	2,262	2,549

Net increase (decrease) in contract owners’ equity resulting from operations	4,343	(1,193)	4,216	(1,408)	22,117	(7,674)	3,326	(1,169)

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	6,847	1,751	-	-	17,457	5,565	105	1,170
Transfers between subaccounts (including fixed account), net	-	-	(1)	-	-	-	-	-
Surrenders and death benefits (notes 4 and 6)	-	-	371	(2,364)	(70,493)	(59,564)	-	-
Net policy repayments (loans) (note 5)	-	-	899	61	3,663	440	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(652)	(624)	(3,564)	(3,247)	(13,686)	(14,825)	(1,350)	(1,354)
Adjustments to maintain reserves	(50)	(35)	(79)	84	(82)	60	(16)	57

Net equity transactions	6,145	1,092	(2,374)	(5,466)	(63,141)	(68,324)	(1,261)	(127)

Net change in contract owners’ equity	10,488	(101)	1,842	(6,874)	(41,024)	(75,998)	2,065	(1,296)
Contract owners’ equity beginning of period	49,622	49,723	78,566	85,440	374,360	450,358	82,947	84,243

Contract owners’ equity end of period	$60,110	49,622	80,408	78,566	333,336	374,360	85,012	82,947

CHANGES IN UNITS:
Beginning units	379	371	603	644	2,828	3,338	674	675
Units purchased	54	14	11	5	200	55	3	11
Units redeemed	(6)	(6)	(29)	(46)	(664)	(565)	(13)	(12)

Ending units	427	379	585	603	2,364	2,828	664	674

	NVCMD1		NVCMA1		NVCMC1		NVCBD1
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$3,343	3,366	585	596	4,431	4,069	1,767	1,686
Realized gain (loss) on investments	1,358	2,337	(72)	202	690	1,034	100	140
Change in unrealized gain (loss) on investments	(6,186)	(17,023)	(933)	(3,723)	(2,636)	(17,309)	1,362	(3,245)
Reinvested capital gains	10,753	8,643	2,347	2,317	8,959	8,660	131	349

Net increase (decrease) in contract owners’ equity resulting from operations	9,268	(2,677)	1,927	(608)	11,444	(3,546)	3,360	(1,070)

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	17,181	14,692	5,720	5,720	4,922	-	3,466	3,407
Transfers between subaccounts (including fixed account), net	-	-	-	-	-	-	-	-
Surrenders and death benefits (notes 4 and 6)	-	-	-	-	-	-	(182)	(680)
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	110	(241)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(10,319)	(9,927)	(1,880)	(1,645)	(5,818)	(5,497)	(4,649)	(4,518)
Adjustments to maintain reserves	33	(24)	18	14	(51)	(14)	(113)	61

Net equity transactions	6,895	4,741	3,858	4,089	(947)	(5,511)	(1,368)	(1,971)

Net change in contract owners’ equity	16,163	2,064	5,785	3,481	10,497	(9,057)	1,992	(3,041)
Contract owners’ equity beginning of period	150,247	148,183	24,841	21,360	217,224	226,281	73,113	76,154

Contract owners’ equity end of period	$166,410	150,247	30,626	24,841	227,721	217,224	75,105	73,113

CHANGES IN UNITS:
Beginning units	1,142	1,107	189	159	1,692	1,734	569	584
Units purchased	130	110	43	42	43	4	28	29
Units redeemed	(79)	(75)	(14)	(12)	(49)	(46)	(38)	(44)

Ending units	1,193	1,142	218	189	1,686	1,692	559	569

	NVLCP1		TRF4		GBF		GBF4
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$7,577	4,751	8,572	5,610	300	1,105	10,488	9,132
Realized gain (loss) on investments	9	53	114,797	226,735	(6,240)	(1,196)	(12,613)	(13,753)
Change in unrealized gain (loss) on investments	437	(9,863)	(7,539)	(217,038)	6,426	(840)	4,505	(1,701)
Reinvested capital gains	1,299	2,632	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	9,322	(2,427)	115,830	15,307	486	(931)	2,380	(6,322)

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	157	245,678	99,913	128,708	2,937	3,094	142,355	88,363
Transfers between subaccounts (including fixed account), net	-	3	10	(20)	-	-	(75)	(1)
Surrenders and death benefits (notes 4 and 6)	(1,028)	(33)	(83,143)	(439,836)	(86,885)	(1,297)	(67,530)	(95,643)
Net policy repayments (loans) (note 5)	(2,464)	250	(6,388)	(2,178)	(1,468)	(611)	4,090	(10,534)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(6,219)	(3,138)	(142,819)	(169,423)	(1,547)	(5,861)	(129,609)	(102,762)
Adjustments to maintain reserves	(11)	(13)	(423)	454	(30)	48	260	(241)

Net equity transactions	(9,565)	242,747	(132,850)	(482,295)	(86,993)	(4,627)	(50,509)	(120,818)

Net change in contract owners’ equity	(243)	240,320	(17,020)	(466,988)	(86,507)	(5,558)	(48,129)	(127,140)
Contract owners’ equity beginning of period	320,399	80,079	1,212,451	1,679,439	111,972	117,530	865,068	992,208

Contract owners’ equity end of period	$320,156	320,399	1,195,431	1,212,451	25,465	111,972	816,939	865,068

CHANGES IN UNITS:
Beginning units	2,297	568	1,932	2,602	787	819	2,265	2,544
Units purchased	11	1,754	177	234	24	68	419	262
Units redeemed	(78)	(25)	(382)	(904)	(632)	(100)	(566)	(541)

Ending units	2,230	2,297	1,727	1,932	179	787	2,118	2,265

	GVIDA		GVIDC		GVIDM		GVDMA
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$2,111	4,847	3,411	2,866	20,823	13,669	17,665	13,669
Realized gain (loss) on investments	134,240	9,284	(516)	527	28,707	125,001	85,881	67,441
Change in unrealized gain (loss) on investments	(143,402)	(25,899)	1,090	(14,726)	(37,669)	(236,090)	(99,644)	(144,128)
Reinvested capital gains	54,132	-	5,667	9,882	97,900	84,101	126,827	36,253

Net increase (decrease) in contract owners’ equity resulting from operations	47,081	(11,768)	9,652	(1,451)	109,761	(13,319)	130,729	(26,765)

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	29,335	29,867	17,683	21,618	202,493	161,024	91,166	91,283
Transfers between subaccounts (including fixed account), net	(5)	-	1	-	-	2	-	-
Surrenders and death benefits (notes 4 and 6)	(320,915)	(29,868)	(15,623)	(1,972)	(72,640)	(419,645)	(187,877)	(98,993)
Net policy repayments (loans) (note 5)	2,130	2,171	432	1,278	21,437	(63,519)	18,919	29,250
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(53,706)	(56,956)	(20,266)	(19,212)	(183,690)	(249,981)	(118,569)	(123,071)
Adjustments to maintain reserves	33	(198)	123	(138)	179	73	184	(54)

Net equity transactions	(343,128)	(54,984)	(17,650)	1,574	(32,221)	(572,046)	(196,177)	(101,585)

Net change in contract owners’ equity	(296,047)	(66,752)	(7,998)	123	77,540	(585,365)	(65,448)	(128,350)
Contract owners’ equity beginning of period	710,383	777,135	286,663	286,540	1,725,726	2,311,091	1,822,437	1,950,787

Contract owners’ equity end of period	$414,336	710,383	278,665	286,663	1,803,266	1,725,726	1,756,989	1,822,437

CHANGES IN UNITS:
Beginning units	2,975	3,197	1,895	1,885	7,246	9,580	7,739	8,175
Units purchased	135	139	133	159	896	774	478	528
Units redeemed	(1,514)	(361)	(248)	(149)	(1,053)	(3,108)	(1,279)	(964)

Ending units	1,596	2,975	1,780	1,895	7,089	7,246	6,938	7,739

	GVDMC		MCIF		NVMIG1		GVDIVI
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$3,357	2,768	4,754	4,919	6,510	(839)	8,290	1,902
Realized gain (loss) on investments	3,666	5,019	3,564	41,532	(84,887)	(37,932)	(12,588)	(5,680)
Change in unrealized gain (loss) on investments	(3,775)	(24,208)	123,918	(183,037)	23,290	(63,555)	19,033	(18,765)
Reinvested capital gains	10,182	14,587	97,937	98,976	21,642	89,249	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	13,430	(1,834)	230,173	(37,610)	(33,445)	(13,077)	14,735	(22,543)

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	10,110	18,911	80,752	130,296	37,314	30,787	30,862	33,612
Transfers between subaccounts (including fixed account), net	-	-	1	(1)	(2)	-	(2)	-
Surrenders and death benefits (notes 4 and 6)	(2,963)	(2,176)	(297,468)	(308,892)	(220,207)	(343,463)	(22,466)	(26,171)
Net policy repayments (loans) (note 5)	-	126	(15,460)	9,087	(4,795)	1,059	(1,086)	954
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(26,075)	(25,192)	(46,578)	(52,133)	(39,243)	(46,335)	(28,752)	(32,259)
Adjustments to maintain reserves	(103)	(174)	265	(82)	(90)	286	(79)	(1)

Net equity transactions	(19,031)	(8,505)	(278,488)	(221,725)	(227,023)	(357,666)	(21,523)	(23,865)

Net change in contract owners’ equity	(5,601)	(10,339)	(48,315)	(259,335)	(260,468)	(370,743)	(6,788)	(46,408)
Contract owners’ equity beginning of period	284,661	295,000	1,359,748	1,619,083	1,343,267	1,714,010	380,917	427,325

Contract owners’ equity end of period	$279,060	284,661	1,311,433	1,359,748	1,082,799	1,343,267	374,129	380,917

CHANGES IN UNITS:
Beginning units	1,463	1,517	3,554	3,829	13,956	17,588	4,464	4,716
Units purchased	61	88	1,243	420	2,873	374	510	488
Units redeemed	(155)	(142)	(1,694)	(695)	(5,249)	(4,006)	(776)	(740)

Ending units	1,369	1,463	3,103	3,554	11,580	13,956	4,198	4,464

	GVDIV4		NVMLG1		NVMLV1		NVMMG1
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$13,506	4,117	1,057	(2,726)	1,453	733	(22,750)	(27,668)
Realized gain (loss) on investments	(9,398)	11,599	38,280	34,118	2,218	8,333	158,155	233,141
Change in unrealized gain (loss) on investments	12,993	(59,150)	(163,028)	(90,980)	(473)	(35,479)	(330,544)	(778,127)
Reinvested capital gains	-	-	129,495	86,247	14,016	20,212	366,619	552,992

Net increase (decrease) in contract owners’ equity resulting from operations	17,101	(43,434)	5,804	26,659	17,214	(6,201)	171,480	(19,662)

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	41,478	43,290	63,994	69,654	5,290	7,912	206,479	225,219
Transfers between subaccounts (including fixed account), net	46	(8)	(2)	-	-	1	(23)	(2)
Surrenders and death benefits (notes 4 and 6)	(196,651)	(85,183)	(116,642)	(43,980)	(21,022)	(33,204)	(356,787)	(341,338)
Net policy repayments (loans) (note 5)	7,830	27,803	9,357	2,208	625	644	(14,874)	(3,155)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(73,526)	(86,988)	(63,376)	(74,061)	(15,250)	(17,151)	(275,845)	(283,516)
Adjustments to maintain reserves	(115)	(110)	(131)	146	92	51	(84)	44

Net equity transactions	(220,938)	(101,196)	(106,800)	(46,033)	(30,265)	(41,747)	(441,134)	(402,748)

Net change in contract owners’ equity	(203,837)	(144,630)	(100,996)	(19,374)	(13,051)	(47,948)	(269,654)	(422,410)
Contract owners’ equity beginning of period	761,815	906,445	999,907	1,019,281	153,261	201,209	3,498,878	3,921,288

Contract owners’ equity end of period	$557,978	761,815	898,911	999,907	140,210	153,261	3,229,224	3,498,878

CHANGES IN UNITS:
Beginning units	1,740	2,016	5,687	5,920	917	1,195	16,301	18,147
Units purchased	132	178	519	482	40	59	1,129	1,162
Units redeemed	(619)	(454)	(945)	(715)	(175)	(337)	(3,266)	(3,008)

Ending units	1,253	1,740	5,261	5,687	782	917	14,164	16,301

	NVMMV2		SCGF		SCVF4		SCF4
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$2,884	1,634	(1,680)	(2,132)	(1,421)	(1,068)	(7,037)	(7,245)
Realized gain (loss) on investments	(2,024)	22,734	198	29,138	196,913	188,789	68,819	94,882
Change in unrealized gain (loss) on investments	28,724	(105,235)	(32,735)	(59,783)	6,711	(496,805)	26,073	(321,501)
Reinvested capital gains	40,260	64,711	51,127	32,063	140,378	179,980	271,185	195,034

Net increase (decrease) in contract owners’ equity resulting from operations	69,844	(16,156)	16,910	(714)	342,581	(129,104)	359,040	(38,830)

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	19,558	25,330	7,132	45,255	161,995	90,806	106,054	98,339
Transfers between subaccounts (including fixed account), net	-	(1)	-	-	27	9	(11)	(45)
Surrenders and death benefits (notes 4 and 6)	(19,059)	(142,784)	(5,216)	(95,368)	(382,826)	(264,317)	(181,776)	(152,527)
Net policy repayments (loans) (note 5)	(7,824)	23,721	834	15,544	(4,284)	11,191	3,410	4,007
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(57,565)	(50,544)	(14,544)	(14,693)	(113,629)	(136,947)	(137,600)	(147,839)
Adjustments to maintain reserves	138	(22)	35	98	51	(315)	276	21

Net equity transactions	(64,752)	(144,300)	(11,759)	(49,164)	(338,666)	(299,573)	(209,647)	(198,044)

Net change in contract owners’ equity	5,092	(160,456)	5,151	(49,878)	3,915	(428,677)	149,393	(236,874)
Contract owners’ equity beginning of period	470,273	630,729	237,367	287,245	1,581,944	2,010,621	1,793,971	2,030,845

Contract owners’ equity end of period	$475,365	470,273	242,518	237,367	1,585,859	1,581,944	1,943,364	1,793,971

CHANGES IN UNITS:
Beginning units	2,695	3,484	977	1,156	5,144	6,110	6,719	7,430
Units purchased	175	313	46	191	564	390	449	460
Units redeemed	(536)	(1,102)	(89)	(370)	(1,539)	(1,356)	(1,121)	(1,171)

Ending units	2,334	2,695	934	977	4,169	5,144	6,047	6,719

	MSBF		GVEX4		NVSTB2		NVOLG1
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$17,177	4,916	192,271	204,770	967	1,411	5,687	(12,197)
Realized gain (loss) on investments	2,358	9,413	918,957	740,632	(1,343)	(370)	348,504	516,538
Change in unrealized gain (loss) on investments	20,143	(31,786)	365,753	(1,122,338)	2,764	(2,612)	(3,164,514)	(2,029,420)
Reinvested capital gains	-	-	318,945	269,321	-	-	3,185,808	2,128,908

Net increase (decrease) in contract owners’ equity resulting from operations	39,678	(17,457)	1,795,926	92,385	2,388	(1,571)	375,485	603,829

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	249,528	67,984	1,093,448	1,232,188	5,235	53,526	2,295,162	672,309
Transfers between subaccounts (including fixed account), net	-	-	(109)	(78)	-	-	41	(30)
Surrenders and death benefits (notes 4 and 6)	(44,642)	(239,412)	(1,676,361)	(924,291)	(42,995)	(64,708)	(1,392,069)	(940,696)
Net policy repayments (loans) (note 5)	(6,231)	(2,078)	(33,428)	5,525	(110)	(653)	(20,657)	(59,913)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(38,646)	(32,676)	(1,452,800)	(1,502,189)	(7,789)	(12,909)	(990,671)	(942,071)
Adjustments to maintain reserves	185	10	(300)	(210)	8	(79)	(302)	512

Net equity transactions	160,194	(206,172)	(2,069,550)	(1,189,055)	(45,651)	(24,823)	(108,496)	(1,269,889)

Net change in contract owners’ equity	199,872	(223,629)	(273,624)	(1,096,670)	(43,263)	(26,394)	266,989	(666,060)
Contract owners’ equity beginning of period	448,181	671,810	18,043,705	19,140,375	160,788	187,182	13,623,694	14,289,754

Contract owners’ equity end of period	$648,053	448,181	17,770,081	18,043,705	117,525	160,788	13,890,683	13,623,694

CHANGES IN UNITS:
Beginning units	2,455	3,206	24,607	26,059	1,485	1,710	43,268	47,502
Units purchased	882	370	1,639	1,879	51	493	8,293	2,661
Units redeemed	(554)	(1,121)	(4,224)	(3,331)	(469)	(718)	(8,090)	(6,895)

Ending units	2,783	2,455	22,022	24,607	1,067	1,485	43,471	43,268

	NVTIV3		EIF4		NVRE1		SAM4
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$1,439	1,030	26,377	13,080	33,234	53,407	(23,722)	(26,507)
Realized gain (loss) on investments	(628)	9	145,393	131,487	(264,326)	(63,262)	-	-
Change in unrealized gain (loss) on investments	(1,142)	(9,673)	33,876	(260,684)	205,322	(591,624)	-	-
Reinvested capital gains	1,419	4,177	-	-	187,490	418,784	64	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,088	(4,457)	205,646	(116,117)	161,720	(182,695)	(23,658)	(26,507)

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	16,673	8,822	104,402	79,082	188,628	60,402	2,977,498	2,072,625
Transfers between subaccounts (including fixed account), net	-	-	(7)	-	-	(2)	-	(1)
Surrenders and death benefits (notes 4 and 6)	3,762	(181)	(168,280)	(153,298)	(296,650)	(334,063)	(1,850,033)	(2,657,173)
Net policy repayments (loans) (note 5)	-	-	2,038	(45,172)	(15,586)	(568)	18,748	30,181
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,440)	(2,052)	(176,988)	(157,850)	(97,400)	(106,703)	(653,132)	(651,332)
Adjustments to maintain reserves	(185)	(47)	(145)	114	(34)	575	(79)	(228)

Net equity transactions	17,810	6,542	(238,980)	(277,124)	(221,042)	(380,359)	493,002	(1,205,928)

Net change in contract owners’ equity	18,898	2,085	(33,334)	(393,241)	(59,322)	(563,054)	469,344	(1,232,435)
Contract owners’ equity beginning of period	85,145	83,060	1,453,664	1,846,905	2,659,691	3,222,745	3,309,924	4,542,359

Contract owners’ equity end of period	$104,043	85,145	1,420,330	1,453,664	2,600,369	2,659,691	3,779,268	3,309,924

CHANGES IN UNITS:
Beginning units	571	534	6,132	7,336	18,898	21,510	17,848	25,511
Units purchased	154	52	449	528	2,965	912	13,407	12,298
Units redeemed	(23)	(15)	(1,426)	(1,732)	(4,522)	(3,524)	(13,584)	(19,961)

Ending units	702	571	5,155	6,132	17,341	18,898	17,671	17,848

	AMTB		AMCG		AMMCGS		AMTP
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$4,876	11,064	(97)	(140)	(538)	(84)	1,154	1,011
Realized gain (loss) on investments	(17,708)	(6,126)	(1,129)	(3,980)	(447)	(13)	90,800	49,913
Change in unrealized gain (loss) on investments	19,816	(10,939)	943	2,958	(166)	(3,251)	47,959	(253,198)
Reinvested capital gains	-	-	678	1,643	3,747	-	77,178	75,497

Net increase (decrease) in contract owners’ equity resulting from operations	6,984	(6,001)	395	481	2,596	(3,348)	217,091	(126,777)

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	74,412	327,760	2,070	2,071	2,386	77,958	69,506	41,920
Transfers between subaccounts (including fixed account), net	(11)	-	-	-	-	-	(1)	(22)
Surrenders and death benefits (notes 4 and 6)	(222,675)	(31,505)	(1,648)	(21,649)	(5,649)	-	(101,573)	(13,038)
Net policy repayments (loans) (note 5)	8,592	2,206	(958)	4,666	-	-	1,984	2,698
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(101,949)	(67,215)	(4,630)	(3,826)	(2,201)	(333)	(101,399)	(92,777)
Adjustments to maintain reserves	(168)	(99)	(23)	554	129	(62)	187	144

Net equity transactions	(241,799)	231,147	(5,189)	(18,184)	(5,335)	77,563	(131,296)	(61,075)

Net change in contract owners’ equity	(234,815)	225,146	(4,794)	(17,703)	(2,739)	74,215	85,795	(187,852)
Contract owners’ equity beginning of period	1,276,658	1,051,512	19,260	36,963	74,215	-	886,537	1,074,389

Contract owners’ equity end of period	$1,041,843	1,276,658	14,466	19,260	71,476	74,215	972,332	886,537

CHANGES IN UNITS:
Beginning units	4,528	3,748	29	56	766	-	2,536	2,693
Units purchased	344	1,233	6	10	25	769	190	141
Units redeemed	(1,089)	(453)	(14)	(37)	(79)	(3)	(528)	(298)

Ending units	3,783	4,528	21	29	712	766	2,198	2,536

	AMSRS		ALVGIA		ALVSVA		ACVIG
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(225)	(595)	1,373	2,954	(189)	269	2,844	3,802
Realized gain (loss) on investments	26,949	22,079	21,933	24,484	4,843	18,542	(8,919)	38,679
Change in unrealized gain (loss) on investments	(12,546)	(53,299)	(3,789)	(24,147)	40,745	(89,341)	22,059	(85,668)
Reinvested capital gains	9,493	27,540	24,839	-	16,202	51,968	3,129	25,661

Net increase (decrease) in contract owners’ equity resulting from operations	23,671	(4,275)	44,356	3,291	61,601	(18,562)	19,113	(17,526)

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	11,242	10,840	62,370	49,127	12,533	17,483	26,014	31,545
Transfers between subaccounts (including fixed account), net	-	-	1	1	-	-	1	-
Surrenders and death benefits (notes 4 and 6)	(72,951)	(45,908)	(14,891)	(17,628)	(23,849)	(68,619)	(58,478)	(91,763)
Net policy repayments (loans) (note 5)	439	2,031	1,168	(618)	7,461	8,057	4,499	(18,686)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(12,283)	(13,551)	(38,647)	(28,948)	(22,798)	(23,797)	(22,146)	(31,984)
Adjustments to maintain reserves	179	(288)	75	(493)	6	181	(419)	134

Net equity transactions	(73,374)	(46,876)	10,076	1,441	(26,647)	(66,695)	(50,529)	(110,754)

Net change in contract owners’ equity	(49,703)	(51,151)	54,432	4,732	34,954	(85,257)	(31,416)	(128,280)
Contract owners’ equity beginning of period	296,930	348,081	383,454	378,722	271,307	356,564	223,671	351,951

Contract owners’ equity end of period	$247,227	296,930	437,886	383,454	306,261	271,307	192,255	223,671

CHANGES IN UNITS:
Beginning units	1,064	1,185	1,004	982	574	682	797	1,214
Units purchased	47	49	152	176	39	54	116	144
Units redeemed	(312)	(170)	(137)	(154)	(93)	(162)	(337)	(561)

Ending units	799	1,064	1,019	1,004	520	574	576	797

	ACVIP2		ACVI		ACVMV1		ACVU1
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$2,294	2,730	1,364	(819)	5,657	5,754	(16)	(7)
Realized gain (loss) on investments	(4,716)	(2,515)	15,971	3,095	42,845	33,702	(218)	97
Change in unrealized gain (loss) on investments	8,339	(7,223)	(34,218)	(4,291)	36,579	(82,290)	203	(472)
Reinvested capital gains	1,565	-	-	-	26,960	29,799	205	638

Net increase (decrease) in contract owners’ equity resulting from operations	7,482	(7,008)	(16,883)	(2,015)	112,041	(13,035)	174	256

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	8,725	10,621	6,350	63,892	103,311	16,426	3,622	3,357
Transfers between subaccounts (including fixed account), net	-	-	-	-	-	25	-	-
Surrenders and death benefits (notes 4 and 6)	(15,115)	(3,027)	(163,067)	(2,734)	(131,698)	(96,667)	-	-
Net policy repayments (loans) (note 5)	(454)	826	-	-	4,444	(5,788)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(15,404)	(16,503)	(5,976)	(8,075)	(20,690)	(27,619)	(3,896)	(3,374)
Adjustments to maintain reserves	(3)	(247)	(123)	(40)	(16)	(132)	(111)	67

Net equity transactions	(22,251)	(8,330)	(162,816)	53,043	(44,649)	(113,755)	(385)	50

Net change in contract owners’ equity	(14,769)	(15,338)	(179,699)	51,028	67,392	(126,790)	(211)	306
Contract owners’ equity beginning of period	212,340	227,678	286,886	235,858	565,342	692,132	5,794	5,488

Contract owners’ equity end of period	$197,571	212,340	107,187	286,886	632,734	565,342	5,583	5,794

CHANGES IN UNITS:
Beginning units	1,374	1,422	774	637	2,276	2,726	14	14
Units purchased	60	73	26	167	374	78	8	8
Units redeemed	(205)	(121)	(492)	(30)	(561)	(528)	(9)	(8)

Ending units	1,229	1,374	308	774	2,089	2,276	13	14

	DVSCS		DCAP		DSC		FVCA2P
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$5,512	(340)	2,479	2,986	(500)	(391)	551	579
Realized gain (loss) on investments	164,377	146,973	1,695	15,015	(6,467)	4,576	256	575
Change in unrealized gain (loss) on investments	215,788	(447,990)	(25,071)	(42,242)	13,165	(6,590)	(3,496)	(5,363)
Reinvested capital gains	247,786	208,006	39,596	14,929	6,250	631	-	84

Net increase (decrease) in contract owners’ equity resulting from operations	633,463	(93,351)	18,699	(9,312)	12,448	(1,774)	(2,689)	(4,125)

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	159,134	189,846	17,728	21,410	42,797	79,139	3,833	3,864
Transfers between subaccounts (including fixed account), net	(8)	(2)	-	-	-	-	-	-
Surrenders and death benefits (notes 4 and 6)	(603,487)	(322,182)	(9,553)	(45,840)	(45,028)	(38,655)	(4,550)	(3,013)
Net policy repayments (loans) (note 5)	(24,676)	(10,186)	(7,015)	1,767	251	242	175	208
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(129,444)	(134,108)	(23,280)	(23,066)	(1,432)	(1,363)	(5,208)	(4,495)
Adjustments to maintain reserves	198	(522)	97	(7)	41	306	45	(153)

Net equity transactions	(598,283)	(277,154)	(22,023)	(45,736)	(3,371)	39,669	(5,705)	(3,589)

Net change in contract owners’ equity	35,180	(370,505)	(3,324)	(55,048)	9,077	37,895	(8,394)	(7,714)
Contract owners’ equity beginning of period	2,998,612	3,369,117	275,230	330,278	79,020	41,125	55,189	62,903

Contract owners’ equity end of period	$3,033,792	2,998,612	271,906	275,230	88,097	79,020	46,795	55,189

CHANGES IN UNITS:
Beginning units	8,535	9,246	1,249	1,452	310	116	293	300
Units purchased	1,027	647	101	115	206	371	30	26
Units redeemed	(2,557)	(1,358)	(197)	(318)	(221)	(177)	(57)	(33)

Ending units	7,005	8,535	1,153	1,249	295	310	266	293

	FQB		FEIP		FHIP		FAMP
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$5,288	16,636	98,876	165,674	73,322	102,727	14,576	17,329
Realized gain (loss) on investments	(16,111)	(1,042)	237,843	(92,547)	(22,150)	(3,954)	80,941	41,747
Change in unrealized gain (loss) on investments	17,705	(20,487)	254,162	(1,087,280)	156,755	(203,247)	(133,526)	(217,681)
Reinvested capital gains	-	-	408,259	686,578	-	-	81,497	150,307

Net increase (decrease) in contract owners’ equity resulting from operations	6,882	(4,893)	999,140	(327,575)	207,927	(104,474)	43,488	(8,298)

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	32,591	44,630	456,439	571,788	115,400	822,955	174,560	152,300
Transfers between subaccounts (including fixed account), net	-	-	(223)	(10)	1	-	(31)	(12)
Surrenders and death benefits (notes 4 and 6)	(349,578)	(7,891)	(566,723)	(813,223)	(146,863)	(208,467)	(126,310)	(242,480)
Net policy repayments (loans) (note 5)	451	738	(29,886)	(2,749)	(35,871)	130	(1,018)	234
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(22,823)	(43,025)	(714,554)	(732,197)	(162,397)	(157,384)	(176,888)	(175,121)
Adjustments to maintain reserves	130	19	470	115	344	(152)	73	(153)

Net equity transactions	(339,229)	(5,529)	(854,477)	(976,276)	(229,386)	457,082	(129,614)	(265,232)

Net change in contract owners’ equity	(332,347)	(10,422)	144,663	(1,303,851)	(21,459)	352,608	(86,126)	(273,530)
Contract owners’ equity beginning of period	538,349	548,771	6,387,509	7,691,360	1,655,069	1,302,461	1,944,657	2,218,187

Contract owners’ equity end of period	$206,002	538,349	6,532,172	6,387,509	1,633,610	1,655,069	1,858,531	1,944,657

CHANGES IN UNITS:
Beginning units	2,330	2,344	9,554	11,060	4,778	3,022	3,713	4,264
Units purchased	149	256	722	999	367	2,795	384	356
Units redeemed	(1,518)	(270)	(1,909)	(2,505)	(932)	(1,039)	(658)	(907)

Ending units	961	2,330	8,367	9,554	4,213	4,778	3,439	3,713

	FNRS2		FEIS		FF10S		FF30S
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(1,716)	1,972	5,968	15,693	31	56	133	174
Realized gain (loss) on investments	(17,893)	(1,211)	44,650	33,510	(107)	230	78	94
Change in unrealized gain (loss) on investments	238,879	(181,530)	(25,151)	(143,077)	173	(352)	172	(574)
Reinvested capital gains	-	23,137	25,329	62,325	136	18	715	98

Net increase (decrease) in contract owners’ equity resulting from operations	219,270	(157,632)	50,796	(31,549)	233	(48)	1,098	(208)

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	135,803	598,021	30,512	36,214	1,848	1,848	1,450	955
Transfers between subaccounts (including fixed account), net	-	-	-	-	-	-	-	-
Surrenders and death benefits (notes 4 and 6)	(62,683)	7,062	(274,307)	3,305	-	-	-	-
Net policy repayments (loans) (note 5)	287	542	286	(17,575)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(26,043)	(22,034)	(32,804)	(44,512)	(3,065)	(2,825)	(432)	(282)
Adjustments to maintain reserves	(28)	55	142	(109)	50	(32)	(134)	52

Net equity transactions	47,336	583,646	(276,171)	(22,677)	(1,167)	(1,009)	884	725

Net change in contract owners’ equity	266,606	426,014	(225,375)	(54,226)	(934)	(1,057)	1,982	517
Contract owners’ equity beginning of period	637,114	211,100	640,916	695,142	5,901	6,958	18,256	17,739

Contract owners’ equity end of period	$903,720	637,114	415,541	640,916	4,967	5,901	20,238	18,256

CHANGES IN UNITS:
Beginning units	4,401	1,147	2,924	3,019	36	42	103	99
Units purchased	830	3,430	171	299	11	11	8	6
Units redeemed	(520)	(176)	(1,475)	(394)	(18)	(17)	(3)	(2)

Ending units	4,711	4,401	1,620	2,924	29	36	108	103

	FGP		FGS		FIGBP		FIGBS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(72,699)	(56,269)	(3,664)	(3,186)	59,787	68,876	933	1,023
Realized gain (loss) on investments	676,332	970,290	39,336	50,212	(12,156)	(16,946)	(134)	(152)
Change in unrealized gain (loss) on investments	(1,729,366)	(514,452)	(87,991)	(30,671)	100,472	(99,312)	1,328	(1,722)
Reinvested capital gains	1,100,137	396,925	49,442	16,748	1,780	3,196	28	47

Net increase (decrease) in contract owners’ equity resulting from operations	(25,596)	796,494	(2,877)	33,103	149,883	(44,186)	2,155	(804)

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	826,393	924,587	29,311	40,871	696,486	512,603	7,323	9,132
Transfers between subaccounts (including fixed account), net	(518)	(112)	-	-	1	3	-	-
Surrenders and death benefits (notes 4 and 6)	(929,864)	(1,343,390)	(25,432)	(23,813)	(318,983)	(640,700)	(805)	(8,101)
Net policy repayments (loans) (note 5)	(88,194)	13,509	1,811	(23,905)	(6,825)	(7,215)	-	(6)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,051,680)	(1,111,355)	(32,436)	(30,900)	(495,685)	(430,438)	(6,173)	(6,864)
Adjustments to maintain reserves	(106)	(994)	(50)	(3)	501	(244)	17	(54)

Net equity transactions	(1,243,969)	(1,517,755)	(26,796)	(37,750)	(124,505)	(565,991)	362	(5,893)

Net change in contract owners’ equity	(1,269,565)	(721,261)	(29,673)	(4,647)	25,378	(610,177)	2,517	(6,697)
Contract owners’ equity beginning of period	12,048,663	12,769,924	539,941	544,588	3,553,473	4,163,650	56,971	63,668

Contract owners’ equity end of period	$10,779,098	12,048,663	510,268	539,941	3,578,851	3,553,473	59,488	56,971

CHANGES IN UNITS:
Beginning units	16,730	18,669	2,051	2,198	9,178	10,849	365	402
Units purchased	1,499	1,502	247	199	1,673	1,187	54	64
Units redeemed	(3,234)	(3,441)	(359)	(346)	(2,276)	(2,858)	(52)	(101)

Ending units	14,995	16,730	1,939	2,051	8,575	9,178	367	365

	FMCS		FOP		FOS		FVSS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(7,602)	(10,323)	26,051	31,543	1,854	2,442	717	619
Realized gain (loss) on investments	(6,474)	44,634	171,799	90,970	(3,886)	(328)	14,212	32,408
Change in unrealized gain (loss) on investments	115,109	(470,269)	(421,464)	(206,352)	(16,020)	(21,356)	5,654	(41,638)
Reinvested capital gains	157,851	387,460	6,117	4,104	506	315	-	259

Net increase (decrease) in contract owners’ equity resulting from operations	258,884	(48,498)	(217,497)	(79,735)	(17,546)	(18,927)	20,583	(8,352)

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	87,582	123,279	487,369	2,671,375	28,034	338,705	11,714	9,467
Transfers between subaccounts (including fixed account), net	-	1	(10)	3	-	-	-	-
Surrenders and death benefits (notes 4 and 6)	(447,676)	(543,767)	(102,752)	(343,137)	697	(6,224)	(18,703)	(61,270)
Net policy repayments (loans) (note 5)	13,663	18,039	(13,363)	12,874	(3,468)	607	137	135
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(129,745)	(138,983)	(330,331)	(268,121)	(19,892)	(13,375)	(20,728)	(25,339)
Adjustments to maintain reserves	446	(85)	256	445	(21)	38	217	(14)

Net equity transactions	(475,730)	(541,516)	41,169	2,073,439	5,350	319,751	(27,363)	(77,021)

Net change in contract owners’ equity	(216,846)	(590,014)	(176,328)	1,993,704	(12,196)	300,824	(6,780)	(85,373)
Contract owners’ equity beginning of period	2,710,442	3,300,456	3,897,732	1,904,028	303,786	2,962	256,437	341,810

Contract owners’ equity end of period	$2,493,596	2,710,442	3,721,404	3,897,732	291,590	303,786	249,657	256,437

CHANGES IN UNITS:
Beginning units	6,260	7,431	12,193	4,027	1,298	13	790	956
Units purchased	334	352	2,832	10,148	195	1,377	45	32
Units redeemed	(1,503)	(1,523)	(2,581)	(1,982)	(170)	(92)	(126)	(198)

Ending units	5,091	6,260	12,444	12,193	1,323	1,298	709	790

	OVGS		OVGI		OVSC		OVSB
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$7,600	17,496	1,379	928	(625)	569	3,105	3,904
Realized gain (loss) on investments	(135,686)	164,531	20,912	46,906	8,621	28,462	(9,457)	(769)
Change in unrealized gain (loss) on investments	(51,872)	(256,222)	(27,241)	(96,907)	27,228	(98,279)	17,118	(14,166)
Reinvested capital gains	143,964	193,624	40,093	59,655	10,494	47,511	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(35,994)	119,429	35,143	10,582	45,718	(21,737)	10,766	(11,031)

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	82,488	201,681	19,139	35,204	10,457	22,762	5,670	240,807
Transfers between subaccounts (including fixed account), net	(1)	(2)	-	1	1	-	-	-
Surrenders and death benefits (notes 4 and 6)	(476,839)	(579,577)	(21,962)	(59,086)	(36,459)	(68,587)	(236,713)	(3,719)
Net policy repayments (loans) (note 5)	(19,847)	7,951	(1,350)	1,543	8,262	13,104	29	29
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(112,350)	(137,476)	(29,783)	(34,529)	(16,313)	(19,025)	(5,805)	(5,835)
Adjustments to maintain reserves	83	620	391	(299)	328	(298)	(146)	7

Net equity transactions	(526,466)	(506,803)	(33,565)	(57,166)	(33,724)	(52,044)	(236,965)	231,289

Net change in contract owners’ equity	(562,460)	(387,374)	1,578	(46,584)	11,994	(73,781)	(226,199)	220,258
Contract owners’ equity beginning of period	2,596,594	2,983,968	354,387	400,971	285,797	359,578	312,836	92,578

Contract owners’ equity end of period	$2,034,134	2,596,594	355,965	354,387	297,791	285,797	86,637	312,836

CHANGES IN UNITS:
Beginning units	9,336	10,587	1,273	1,540	749	824	1,964	874
Units purchased	1,312	878	74	123	42	88	52	1,190
Units redeemed	(3,309)	(2,129)	(215)	(390)	(119)	(163)	(1,219)	(100)

Ending units	7,339	9,336	1,132	1,273	672	749	797	1,964

	PMVFBA		PMVLDA		PVGIB		PVGOB
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$113	362	6,259	25,581	512	1,926	(63)	-
Realized gain (loss) on investments	(335)	(25,767)	(9,218)	3,696	1,341	45,421	4	-
Change in unrealized gain (loss) on investments	852	22,222	8,274	(30,983)	5,176	(59,475)	556	-
Reinvested capital gains	-	65	-	-	1,715	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	630	(3,118)	5,315	(1,706)	8,744	(12,128)	497	-

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	600	809	91,381	55,755	3,931	8,101	77,162	-
Transfers between subaccounts (including fixed account), net	-	-	-	-	(13)	-	-	-
Surrenders and death benefits (notes 4 and 6)	(567)	(312,581)	109,928	(513,257)	(2,921)	(99,404)	43	-
Net policy repayments (loans) (note 5)	-	-	(12,952)	(434)	8,209	(24,132)	403	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,500)	(2,505)	(29,422)	(32,334)	(2,729)	(6,199)	(411)	-
Adjustments to maintain reserves	37	(101)	(15)	522	24	2	(55)	-

Net equity transactions	(2,430)	(314,378)	158,920	(489,748)	6,501	(121,632)	77,142	-

Net change in contract owners’ equity	(1,800)	(317,496)	164,235	(491,454)	15,245	(133,760)	77,639	-
Contract owners’ equity beginning of period	23,837	341,333	918,143	1,409,597	57,671	191,431	-	-

Contract owners’ equity end of period	$22,037	23,837	1,082,378	918,143	72,916	57,671	77,639	-

CHANGES IN UNITS:
Beginning units	209	2,760	7,677	11,734	279	850	-	-
Units purchased	6	10	2,818	490	58	64	629	-
Units redeemed	(26)	(2,561)	(1,503)	(4,547)	(28)	(635)	(4)	-

Ending units	189	209	8,992	7,677	309	279	625	-

	PVTIGB		PVTVB		ACEG		AVBVI
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$305	250	382	511	(957)	(843)	(8)	89
Realized gain (loss) on investments	(3,435)	(2,274)	1,073	7,480	3,405	5,156	7	49
Change in unrealized gain (loss) on investments	7,146	1,931	(3,294)	(34,971)	(9,106)	1,801	(566)	(944)
Reinvested capital gains	-	-	2,777	19,073	8,560	746	1,301	323

Net increase (decrease) in contract owners’ equity resulting from operations	4,016	(93)	938	(7,907)	1,902	6,860	734	(483)

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	223,187	189	2,938	5,605	49,094	85,921	611	152
Transfers between subaccounts (including fixed account), net	-	-	(10)	-	-	-	-	-
Surrenders and death benefits (notes 4 and 6)	(1,333)	-	(78,930)	(41,890)	(44,596)	(43,099)	-	-
Net policy repayments (loans) (note 5)	-	-	4,563	(13,405)	39	58	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(4,385)	(4,176)	(2,846)	(4,963)	(4,784)	(4,661)	(221)	(153)
Adjustments to maintain reserves	(295)	39	(112)	61	(9)	87	4	(9)

Net equity transactions	217,174	(3,948)	(74,397)	(54,592)	(256)	38,306	394	(10)

Net change in contract owners’ equity	221,190	(4,041)	(73,459)	(62,499)	1,646	45,166	1,128	(493)
Contract owners’ equity beginning of period	48,721	52,762	73,459	135,958	139,852	94,686	3,994	4,487

Contract owners’ equity end of period	$269,911	48,721	-	73,459	141,498	139,852	5,122	3,994

CHANGES IN UNITS:
Beginning units	197	210	256	488	921	649	11	11
Units purchased	597	1	34	34	346	585	2	-
Units redeemed	(19)	(14)	(290)	(266)	(349)	(313)	(1)	-

Ending units	775	197	-	256	918	921	12	11

	TRHS2		VWBF		VWEM		VWHA
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(5,605)	(6,359)	(5,018)	50,146	(3,833)	(3,399)	(4,231)	(9,681)
Realized gain (loss) on investments	39,000	73,353	(64,738)	(69,299)	(126,104)	(42,471)	(103,700)	(83,204)
Change in unrealized gain (loss) on investments	(134,290)	(61,451)	112,740	(100,698)	106,546	(397,085)	550,500	(424,100)
Reinvested capital gains	6,641	67,563	-	-	9,064	120,382	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(94,254)	73,106	42,984	(119,851)	(14,327)	(322,573)	442,569	(516,985)

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	347,607	344,061	49,680	90,148	216,080	219,526	94,090	671,558
Transfers between subaccounts (including fixed account), net	(3)	(2)	-	-	(1)	(3)	2	(16)
Surrenders and death benefits (notes 4 and 6)	(113,308)	(185,906)	(104,194)	(109,983)	(219,202)	(200,959)	(220,009)	(68,438)
Net policy repayments (loans) (note 5)	(10,837)	(7,512)	(3,908)	(3,470)	1,565	20,789	7,783	11,078
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(43,225)	(39,185)	(60,302)	(61,835)	(128,405)	(150,787)	(81,589)	(95,636)
Adjustments to maintain reserves	(120)	484	197	18	192	(176)	(258)	174

Net equity transactions	180,114	111,940	(118,527)	(85,122)	(129,771)	(111,610)	(199,981)	518,720

Net change in contract owners’ equity	85,860	185,046	(75,543)	(204,973)	(144,098)	(434,183)	242,588	1,735
Contract owners’ equity beginning of period	872,344	687,298	739,460	944,433	1,897,115	2,331,298	1,073,692	1,071,957

Contract owners’ equity end of period	$958,204	872,344	663,917	739,460	1,753,017	1,897,115	1,316,280	1,073,692

CHANGES IN UNITS:
Beginning units	2,664	2,343	3,049	3,213	5,103	5,271	3,653	2,065
Units purchased	1,729	1,036	584	480	667	739	233	2,112
Units redeemed	(1,091)	(715)	(1,093)	(644)	(1,082)	(907)	(722)	(524)

Ending units	3,302	2,664	2,540	3,049	4,688	5,103	3,164	3,653

	VVEI		VVHYB		VVMCI		VVHGB
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$6,908	6,995	9,084	10,286	3,183	2,228	1,405	2,347
Realized gain (loss) on investments	15,843	13,390	1,258	2,872	99,985	48,025	(582)	706
Change in unrealized gain (loss) on investments	4,508	(45,820)	10,135	(20,140)	(88,768)	(119,229)	854	(4,843)
Reinvested capital gains	27,135	25,211	-	388	51,055	49,009	285	758

Net increase (decrease) in contract owners’ equity resulting from operations	54,394	(224)	20,477	(6,594)	65,455	(19,967)	1,962	(1,032)

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	29,101	31,263	10,877	32,245	48,991	56,935	7,000	8,195
Transfers between subaccounts (including fixed account), net	-	-	-	-	-	-	-	-
Surrenders and death benefits (notes 4 and 6)	(14,282)	(32,752)	(46,259)	(14,379)	(162,228)	(41,290)	(71,258)	(501)
Net policy repayments (loans) (note 5)	364	1,078	426	354	708	(5,238)	(551)	282
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(28,310)	(26,799)	(11,075)	(12,409)	(38,463)	(44,338)	(10,491)	(13,544)
Adjustments to maintain reserves	146	(164)	(20)	61	27	(155)	47	7

Net equity transactions	(12,981)	(27,374)	(46,051)	5,872	(150,965)	(34,086)	(75,253)	(5,561)

Net change in contract owners’ equity	41,413	(27,598)	(25,574)	(722)	(85,510)	(54,053)	(73,291)	(6,593)
Contract owners’ equity beginning of period	396,006	423,604	242,582	243,304	876,233	930,286	173,936	180,529

Contract owners’ equity end of period	$437,419	396,006	217,008	242,582	790,723	876,233	100,645	173,936

CHANGES IN UNITS:
Beginning units	1,487	1,589	1,217	1,190	2,626	2,722	1,142	1,178
Units purchased	111	128	58	190	152	211	71	96
Units redeemed	(157)	(230)	(288)	(163)	(625)	(307)	(562)	(132)

Ending units	1,441	1,487	987	1,217	2,153	2,626	651	1,142

	WRASP		SVDF		SVOF		WFVSCG
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(341)	(1,024)	(932)	(1,492)	1,099	(432)	(773)	(907)
Realized gain (loss) on investments	(28,655)	(11,840)	4,063	6,190	4,752	4,146	509	1,922
Change in unrealized gain (loss) on investments	21,030	(50,463)	(10,826)	(41,985)	(5,255)	(15,002)	(2,653)	(19,795)
Reinvested capital gains	-	41,494	10,422	33,532	7,826	8,513	10,286	14,923

Net increase (decrease) in contract owners’ equity resulting from operations	(7,966)	(21,833)	2,727	(3,755)	8,422	(2,775)	7,369	(3,857)

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	3,702	80,863	5,658	6,950	5,533	4,122	8,286	2,316
Transfers between subaccounts (including fixed account), net	-	1	-	1	15	-	-	-
Surrenders and death benefits (notes 4 and 6)	(38,751)	(42,988)	(55,535)	587	(21,521)	(7,757)	(61)	(6,140)
Net policy repayments (loans) (note 5)	(43)	(1,961)	-	97	-	120	2	159
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(7,495)	(8,211)	(21,223)	(21,377)	(3,081)	(3,665)	(3,187)	(3,095)
Adjustments to maintain reserves	(58)	46	(273)	61	(132)	7	(135)	-

Net equity transactions	(42,645)	27,750	(71,373)	(13,681)	(19,186)	(7,173)	4,905	(6,760)

Net change in contract owners’ equity	(50,611)	5,917	(68,646)	(17,436)	(10,764)	(9,948)	12,274	(10,617)
Contract owners’ equity beginning of period	258,009	252,092	210,631	228,067	78,598	88,546	108,127	118,744

Contract owners’ equity end of period	$207,398	258,009	141,985	210,631	67,834	78,598	120,401	108,127

CHANGES IN UNITS:
Beginning units	1,736	1,543	733	777	177	192	461	488
Units purchased	128	565	19	34	12	13	53	13
Units redeemed	(421)	(372)	(290)	(78)	(52)	(28)	(34)	(40)

Ending units	1,443	1,736	462	733	137	177	480	461

	FHIPR		FOPR		CAF4		FCP
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$-	11	-	(5,788)	(1,539)	(7,681)	-	-
Realized gain (loss) on investments	-	2,955	-	553,910	382,928	243,291	-	5
Change in unrealized gain (loss) on investments	-	20,363	-	(339,269)	(542,306)	(379,433)	-	-
Reinvested capital gains	-	-	-	-	144,732	232,554	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	23,329	-	208,853	(16,185)	88,731	-	5

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	-	27,564	-	56,750	46,510	154,710	-	-
Transfers between subaccounts (including fixed account), net	-	(4)	-	(17)	-	(64)	-	(23)
Surrenders and death benefits (notes 4 and 6)	-	(564,179)	-	(2,524,685)	(1,789,475)	(428,128)	-	86
Net policy repayments (loans) (note 5)	-	1,145	-	(3,485)	(17,977)	(3,252)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	-	(17,617)	-	(54,079)	(52,220)	(165,696)	-	(63)
Adjustments to maintain reserves	-	(315)	-	(168)	(272)	103	-	(5)

Net equity transactions	-	(553,406)	-	(2,525,684)	(1,813,434)	(442,327)	-	(5)

Net change in contract owners’ equity	-	(530,077)	-	(2,316,831)	(1,829,619)	(353,596)	-	-
Contract owners’ equity beginning of period	-	530,077	-	2,316,831	1,829,619	2,183,215	-	-

Contract owners’ equity end of period	$-	-	-	-	-	1,829,619	-	-

CHANGES IN UNITS:
Beginning units	-	3,619	-	14,141	7,606	9,258	-	-
Units purchased	-	195	-	414	230	694	-	-
Units redeemed	-	(3,814)	-	(14,555)	(7,836)	(2,346)	-	-

Ending units	-	-	-	-	-	7,606	-	-

	MIGIC		FOSR		AMFAS
	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$-	1,274	-	(747)	-	(282)
Realized gain (loss) on investments	-	42,029	-	78,359	-	(6,556)
Change in unrealized gain (loss) on investments	-	(58,024)	-	(50,699)	-	(9,139)
Reinvested capital gains	-	16,933	-	-	-	11,588

Net increase (decrease) in contract owners’ equity resulting from operations	-	2,212	-	26,913	-	(4,389)

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	-	2,194	-	9,336	-	56,838
Transfers between subaccounts (including fixed account), net	-	-	-	-	-	-
Surrenders and death benefits (notes 4 and 6)	-	(195,367)	-	(321,393)	-	(77,697)
Net policy repayments (loans) (note 5)	-	-	-	(1,775)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	-	(924)	-	(6,468)	-	(1,172)
Adjustments to maintain reserves	-	175	-	68	-	14

Net equity transactions	-	(193,922)	-	(320,232)	-	(22,017)

Net change in contract owners’ equity	-	(191,710)	-	(293,319)	-	(26,406)
Contract owners’ equity beginning of period	-	191,710	-	293,319	-	26,406

Contract owners’ equity end of period	$-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	744	-	1,809	-	130
Units purchased	-	6	-	60	-	256
Units redeemed	-	(750)	-	(1,869)	-	(386)

Ending units	-	-	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

December 31, 2016

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Provident VLI Separate Account A (the Account) was established by Nationwide Life and Annuity Company of America (NLACA) under the provisions of Delaware law and commenced operations on February 1, 1995. On December 31, 2009 NLACA merged with Nationwide Life and Annuity Insurance Company (NLAIC) with NLAIC as the surviving entity. The Account is an Investment Company to which assets are allocated to support the benefits payable under flexible premium adjustable variable life insurance policies (the Policies) and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

The Account is structured as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

(b) The Contracts

With certain exceptions, contract owners may invest in the following:

ALGER AMERICAN FUNDS

Small Cap Growth Portfolio: Class I-2 Shares (AASCO)

BLACKROCK FUNDS

Global Allocation V.I. Fund - Class II (MLVGA2)

DREYFUS CORPORATION

Stock Index Fund, Inc. - Initial Shares (DSIF)

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Appreciation Portfolio - Initial Shares (DCAP)

Opportunistic Small Cap Portfolio: Initial Shares (DSC)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Rising Dividends Securities Fund - Class 1 (FTVRDI)

Small Cap Value Securities Fund - Class 1 (FTVSVI)

Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)

Templeton Foreign Securities Fund - Class 1 (TIF)

Templeton Global Bond Securities Fund - Class 2 (FTVGI2)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

INVESCO INVESTMENTS

Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)

VI American Franchise Fund - Series I Shares (ACEG)

VI Value Opportunities Fund - Series I Shares (AVBVI)

JANUS FUNDS

Balanced Portfolio: Service Shares (JABS)

Forty Portfolio: Service Shares (JACAS)

Global Technology Portfolio: Service Shares (JAGTS)

Overseas Portfolio: Service Shares (JAIGS)

MASSACHUSETTS FINANCIAL SERVICES CO.

Var Insurance Trust II - MFS Investors Growth Stock Portfolio: Initial Class (MV2IGI)

Value Series - Initial Class (MVFIC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)

Emerging Markets Debt Portfolio - Class I (MSEM)

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT International Equity Fund - Class I (GIG)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

NVIT Cardinal Aggressive Fund - Class I (NVCRA1)

NVIT Cardinal Balanced Fund - Class I (NVCRB1)

NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)

NVIT Cardinal Conservative Fund - Class I (NVCCN1)

NVIT Cardinal Moderate Fund - Class I (NVCMD1)

NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)

NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Plus Bond Fund - Class I (NVLCP1)

NVIT Nationwide Fund - Class IV (TRF4)

NVIT Government Bond Fund - Class I (GBF)

NVIT Government Bond Fund - Class IV (GBF4)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)*

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)*

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)

NVIT Multi-Manager Small Company Fund - Class IV (SCF4)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT S&P 500 Index Fund - Class IV (GVEX4)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Invesco NVIT Comstock Value Fund - Class IV (EIF4)

NVIT Real Estate Fund - Class I (NVRE1)

NVIT Money Market Fund - Class IV (SAM4)

NEUBERGER & BERMAN MANAGEMENT, INC.

Short Duration Bond Portfolio - I Class Shares (AMTB)

International Portfolio - S Class Shares (AMINS)*

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)

Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)*

Socially Responsive Portfolio - I Class Shares (AMSRS)

AB FUNDS

VPS Growth and Income Portfolio - Class A (ALVGIA)

VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)

AMERICAN CENTURY INVESTORS INC.

VP Income & Growth Fund - Class I (ACVIG)

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Ultra(R) Fund - Class I (ACVU1)

FEDERATED INVESTORS

Managed Tail Risk Fund II: Primary Shares (FVCA2P)

Quality Bond Fund II - Primary Shares (FQB)

FIDELITY INVESTMENTS

Equity-Income Portfolio - Initial Class (FEIP)

High Income Portfolio - Initial Class (FHIP)

VIP Asset Manager Portfolio - Initial Class (FAMP)

VIP Energy Portfolio - Service Class 2 (FNRS2)

VIP Equity-Income Portfolio - Service Class (FEIS)

VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)*

VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Growth Portfolio - Initial Class (FGP)

VIP Growth Portfolio - Service Class (FGS)

VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Overseas Portfolio - Initial Class (FOP)

VIP Overseas Portfolio - Service Class (FOS)

VIP Value Strategies Portfolio - Service Class (FVSS)

OPPENHEIMER FUNDS

Global Securities Fund/VA - Non-Service Shares (OVGS)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

Global Strategic Income Fund/VA: Non-service Shares (OVSB)

PIMCO FUNDS

Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)

Low Duration Portfolio - Administrative Class (PMVLDA)

PUTNAM INVESTMENTS

VT Growth & Income Fund: Class IB (PVGIB)

VT Growth Opportunities Fund: Class IB (PVGOB)

VT International Equity Fund: Class IB (PVTIGB)

T. ROWE PRICE

Health Sciences Portfolio - II (TRHS2)

Limited-Term Bond Portfolio - II (TRLT2)*

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)

VIP Trust Emerging Markets Fund - Initial Class (VWEM)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

VANGUARD GROUP OF INVESTMENT COMPANIES

Variable Insurance Fund - Equity Income Portfolio (VVEI)

Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)

Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)

Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)

WADDELL & REED, INC.

Variable Insurance Portfolios - Asset Strategy (WRASP)

WELLS FARGO FUNDS

Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)

Advantage VT Opportunity Fund - Class 2 (SVOF)

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

*	At December 31, 2016, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

Net premiums from in force policies are allocated to the subaccounts in accordance with contract owner instructions and are recorded as contract owners’ net premiums in the Statements of Changes in Contract Owners’ Equity. Such amounts are used to provide money to pay benefits under the policies. The Account’s assets are the property of the Company.

Transfers between investment portfolios include transfers between the subaccounts and the Guaranteed Account (not shown), which is part of the Company’s general account.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are available through the variable life policy and therefore, not available to the general public directly.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2016 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

(h) Securities and Exchange Commission Regulations

On October 13, 2016, the Securities and Exchange Commission amended Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact to the financial statements and disclosures.

(2) Policy Charges

(a) Deductions from Premium

The Company makes certain deductions from premiums before amounts are allocated to each subaccount selected by the contract owner. The deductions may include (1) state premium taxes (0 - 4% of premium payments depending on the Insured state of residence), (2) sales charges in policy years 1 - 15 5% per premium payment will be deducted (after year 15 there is no intent to continue the charge, but reserve the right to do so) and (3) Federal tax charges (1.25 - 6% of premiums). Premiums adjusted for these deductions are recorded as net premiums in the Statements of Changes in Contract Owners’ Equity. For the periods ended December 31, 2016 and 2015, total front-end sales charge deductions were $289,264 and $315,813.

(b) Cost of Insurance

Each subaccount is also charged monthly by the Company for the cost of insurance protection, which is based on a number of variables such as issue age, sex, premium class, policy year and net amount at risk (death benefit less total policy account value). The amount of the charge is computed based upon the amount of insurance provided during the year and the insured’s attained age. The cost of insurance charge is assessed monthly against each policy by liquidating units.

(c) Administrative Charges

Additional recurring monthly deductions may be made for (1) administrative charges (for NLAIC Options Elite, NLAIC Options VL, NLAIC Options Premier and NLAIC Survivor Options contracts the fee is $11.00 [$9.50 in New York] and for all other contracts the fee is $7.50, (2) first year policy charges ($5 - $17.50); some policies deduct an initial administrative charge based on the initial Face Amount Value as follows:

The initial administrative charge is $17.50 plus an amount per $1,000 of Face Amount as follows:

$0.11 per $1,000 on the first million of Face Amount

$0.09 per $1,000 on the next million of Face Amount

$0.07 per $1,000 on the next million of Face Amount

$0.05 per $1,000 on the next million of Face Amount

$0.03 per $1,000 on the next million of Face Amount

$0 on the excess Face Amount over $5 million

and (3) supplementary charges, for both the first year policy charges and the monthly administrative charge (ranging from $0 - $0.11 per $1,000 of face amount). Optional monthly deductions for additional riders may be made for (1) disability benefit waiver benefit which waives monthly deductions in the event of disability ($0.01 - $1.76 per $1,000 of net amount at risk), (2) disability waiver of premium benefit waives agreed upon premium in the event of disability (2% to 23.2% of agreed upon premium amount), (3) children’s term insurance rider which provides a death benefit for a covered child ($0.52 per $1,000 of coverage), (4) additional insurance benefit rider or term insurance rider ($0.02 - $115.10 per $1,000 of coverage for single life policies and $0 - $20.79 for survivorship policies), (5) convertible term life insurance rider for term insurance on someone other than the primary insured individual ($0.06 - $113.17 per $1,000 of rider coverage), (6) minimum death benefit which guarantees a death benefit if specified premiums are paid ($0.01 per $1,000 of Guaranteed Minimum Death Benefit), (7) long term care accelerated benefit which pays an accelerated death benefit in the event of a covered illness ($0.02 - $3.24 per $1,000 of net amount at risk), (8) long term care waiver benefit waives monthly deductions in the event of a covered illness ($0.01 - $3.47 per $1,000 of net amount at risk), (9) long term care extended insurance benefit rider provides additional benefits after accelerated benefits are exhausted ($0.01 - $8.72 per $1,000 of rider coverage) and (10) four years survivorship term life insurance provides additional death benefits in the first four years of the policy ($0.03 - $.15 per $1,000 of rider coverage). A face amount increase charge is made upon an increase in face amount ($60-$100 plus $0.50-$1 per $1,000 of face amount increase). During any given policy year, the first twelve transfers by a contract owner of amounts in the subaccounts are free of charge.

A fee of $25 is assessed for each additional transfer. These fees are assessed against each policy by liquidating period. If a policy is cancelled within certain time constraints, the contract owner will receive a refund equal to the policy account value plus reimbursements of certain deductions previously made under the policy. Where state law requires a minimum refund equal to gross premiums paid, the refund will instead equal the gross premiums paid on the policy and will not reflect investment experience.

If a policy is surrendered or lapses within the first 10-15 policy years (depending on the policy), a contingent deferred sales load charge and/or contingent deferred administrative charge is assessed. The deferred administrative charge ranges from $1.00-$5.00 per $1,000 face amount. The deferred sales load charge ranges from 7-35% of premiums paid up to the sales surrender cap. A deferred sales charge will be imposed if a policy is surrendered or lapses at any time within 10-15 years after the effective date of an increase in face amount (similar charges applied for surrenders/lapses for the initial face amount are applied to the premiums related to the increase in face amount). The deferred sales charge will not exceed the Maximum Deferred Sales Charges specified in the Policy. The Maximum Deferred Sales Charge decreases by 20% of the original amount each year in Policy Years 12 through 15. A portion of the deferred sales charge will be deducted if the related increment of face amount is decreased within 10-15 years after such increase took effect. These charges are included with administrative charges in the Statements of Changes in Contract Owners’ Equity and are assessed against each policy by liquidating units.

Upon the transfer of the subaccount value out of a subaccount within 60 days after allocation to that subaccount, certain subaccounts charge a fee of 1% of the amount transferred. These amounts are paid directly to the fund company and are shown as an investment expense in the Statement of Operations.

The Company, or an affiliate, may receive compensation from a fund or its investment adviser or distributor (or affiliates thereof) in connection with administration, distribution, or other services provided with respect to the funds and their availability through the policies. The amount of this compensation is based upon a percentage of the assets of the fund attributable to the policies and other policies issued by the Company (or an affiliate). These percentages differ, and some funds, advisers, or distributors (or affiliates) may pay the Company more than others. The Company also may receive 12b-1 fees.

(3) Mortality and Expense Risk Charges

In addition to the aforementioned charges, a daily charge will be deducted from the Account for mortality and expense risks assumed by the Company. The charge is deducted at an annual rate of 0.65% to 0.95% of the average daily net assets of the Account. These charges are assessed through the daily unit value calculation. For NLACA Options Elite contracts, this charge is referred to as the Insurance Charge.

(4) Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Policy provisions allow contract owners to borrow up to the policy’s non-loaned surrender value. Interest is charged on the outstanding loan and is due and payable at the end of each policy year or when the loan is repaid. Any unpaid interest is added to the loan balance and bears interest at the same loan rate.

At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(6) Related Party Transactions

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2016 and 2015, total transfers to the Account from the fixed account were $10,945,120 and $12,811,285, respectively, and total transfers from the Account to the fixed account were $11,519,900 and $12,911,079, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2016.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2016:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$131,715,265	$-	$-	$131,715,265

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2016 are as follows:

	Purchase of Investments	Sales of Investments
Small Cap Growth Portfolio: Class I-2 Shares (AASCO)	$545,125	$500,242
Global Allocation V.I. Fund - Class II (MLVGA2)	176,322	352,030
Stock Index Fund, Inc. - Initial Shares (DSIF)	1,071,941	1,046,497
Rising Dividends Securities Fund - Class 1 (FTVRDI)	355,280	219,148
Small Cap Value Securities Fund - Class 1 (FTVSVI)	268,597	267,199
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)	68,398	69,953
Templeton Foreign Securities Fund - Class 1 (TIF)	9,378	223,655
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)	121,059	377,405
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	141	109
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)	99,863	84,284
Balanced Portfolio: Service Shares (JABS)	37,321	78,071
Forty Portfolio: Service Shares (JACAS)	99,829	99,041
Global Technology Portfolio: Service Shares (JAGTS)	160,393	198,799
Overseas Portfolio: Service Shares (JAIGS)	235,647	264,483
Var Insurance Trust II - MFS Investors Growth Stock Portfolio: Initial Class (MV2IGI)	33,849	94,070
Value Series - Initial Class (MVFIC)	454,575	784,114
Core Plus Fixed Income Portfolio - Class I (MSVFI)	134,663	186,446
Emerging Markets Debt Portfolio - Class I (MSEM)	6,560	20,722
U.S. Real Estate Portfolio - Class I (MSVRE)	590,786	1,192,571
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	112,017	194,395
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	45,949	17,213
American Funds NVIT Bond Fund - Class II (GVABD2)	3,271	10,483
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	56,010	52,447
American Funds NVIT Growth Fund - Class II (GVAGR2)	97,011	132,828
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	11,450	2,294
Federated NVIT High Income Bond Fund - Class I (HIBF)	37,976	31,378
NVIT Emerging Markets Fund - Class I (GEM)	24,622	58,761
NVIT International Equity Fund - Class I (GIG)	8,613	1,675
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)	704	3,235
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	13,778	20,672
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)	48,644	24,780
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)	12,909	1,034
NVIT Cardinal Balanced Fund - Class I (NVCRB1)	6,779	3,784
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)	56,137	85,245
NVIT Cardinal Conservative Fund - Class I (NVCCN1)	4,475	1,896
NVIT Cardinal Moderate Fund - Class I (NVCMD1)	32,315	11,358
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)	8,835	2,062
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)	19,979	7,485
NVIT Core Bond Fund - Class I (NVCBD1)	5,453	4,811
NVIT Core Plus Bond Fund - Class I (NVLCP1)	11,912	12,590
NVIT Nationwide Fund - Class IV (TRF4)	73,828	197,683
NVIT Government Bond Fund - Class I (GBF)	3,548	90,211
NVIT Government Bond Fund - Class IV (GBF4)	121,571	161,851
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	83,562	370,480
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	27,009	35,705
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	287,255	200,933
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	228,214	280,082
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	24,004	29,394
NVIT Mid Cap Index Fund - Class I (MCIF)	523,828	699,890
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)	260,283	459,064
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)	37,528	50,682
NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)	51,970	259,287
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	191,559	167,678
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	19,390	34,278
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	457,723	554,903
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	63,828	85,575
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	58,245	20,592
NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)	264,248	464,007
NVIT Multi-Manager Small Company Fund - Class IV (SCF4)	329,226	275,002
NVIT Multi-Sector Bond Fund - Class I (MSBF)	263,603	86,416
NVIT S&P 500 Index Fund - Class IV (GVEX4)	990,222	2,548,256
NVIT Short Term Bond Fund - Class II (NVSTB2)	6,079	50,771
NVIT Large Cap Growth Fund - Class I (NVOLG1)	5,249,076	2,165,301
Templeton NVIT International Value Fund - Class III (NVTIV3)	25,020	4,167
Invesco NVIT Comstock Value Fund - Class IV (EIF4)	83,583	296,041
NVIT Real Estate Fund - Class I (NVRE1)	623,373	623,655
NVIT Money Market Fund - Class IV (SAM4)	2,637,599	2,168,175
Short Duration Bond Portfolio - I Class Shares (AMTB)	69,953	306,707
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	3,970	8,555
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)	5,939	8,194
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	132,136	185,286
Socially Responsive Portfolio - I Class Shares (AMSRS)	21,442	85,728
VPS Growth and Income Portfolio - Class A (ALVGIA)	88,315	52,102
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)	33,357	43,996
VP Income & Growth Fund - Class I (ACVIG)	34,605	78,741
VP Inflation Protection Fund - Class II (ACVIP2)	11,480	29,869
VP International Fund - Class I (ACVI)	11,272	172,601
VP Mid Cap Value Fund - Class I (ACVMV1)	139,102	151,120
VP Ultra(R) Fund - Class I (ACVU1)	3,543	3,628
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	558,498	903,682
Appreciation Portfolio - Initial Shares (DCAP)	59,371	39,416
Opportunistic Small Cap Portfolio: Initial Shares (DSC)	49,203	46,865
Managed Tail Risk Fund II: Primary Shares (FVCA2P)	5,051	10,251
Quality Bond Fund II - Primary Shares (FQB)	35,901	369,971
Equity-Income Portfolio - Initial Class (FEIP)	707,261	1,055,074
High Income Portfolio - Initial Class (FHIP)	145,741	302,143
VIP Asset Manager Portfolio - Initial Class (FAMP)	214,425	248,039
VIP Energy Portfolio - Service Class 2 (FNRS2)	135,746	90,097
VIP Equity-Income Portfolio - Service Class (FEIS)	59,595	304,610
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)	2,052	3,103
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)	2,157	292
VIP Growth Portfolio - Initial Class (FGP)	1,493,585	1,710,011
VIP Growth Portfolio - Service Class (FGS)	95,459	76,426
VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)	650,128	713,566
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)	9,171	7,865
VIP Mid Cap Portfolio - Service Class (FMCS)	271,085	597,012
VIP Overseas Portfolio - Initial Class (FOP)	702,867	629,810
VIP Overseas Portfolio - Service Class (FOS)	38,289	30,557
VIP Value Strategies Portfolio - Service Class (FVSS)	14,417	41,281
Global Securities Fund/VA - Non-Service Shares (OVGS)	426,239	801,225
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	57,308	49,793
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)	26,068	50,252
Global Strategic Income Fund/VA: Non-service Shares (OVSB)	9,533	243,246
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)	547	2,902
Low Duration Portfolio - Administrative Class (PMVLDA)	345,040	179,847
VT Growth & Income Fund: Class IB (PVGIB)	14,536	5,832
VT Growth Opportunities Fund: Class IB (PVGOB)	77,441	377
VT International Equity Fund: Class IB (PVTIGB)	224,545	6,770
VT Voyager Fund: Class IB (obsolete) (PVTVB)	10,534	81,677
VI American Franchise Fund - Series I Shares (ACEG)	60,088	52,732
VI Value Opportunities Fund - Series I Shares (AVBVI)	1,915	232
Health Sciences Portfolio - II (TRHS2)	498,014	316,744
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)	114,201	237,943
VIP Trust Emerging Markets Fund - Initial Class (VWEM)	213,677	338,410
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	78,328	282,281
Variable Insurance Fund - Equity Income Portfolio (VVEI)	54,529	33,613
Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)	18,564	55,511
Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)	89,336	186,090
Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)	10,049	83,659
Variable Insurance Portfolios - Asset Strategy (WRASP)	18,572	61,501
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)	14,736	76,345
Advantage VT Opportunity Fund - Class 2 (SVOF)	14,792	24,920
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)	22,100	7,547
American Century NVIT Growth Fund - Class IV (obsolete) (CAF4)	165,265	1,835,347

	$26,445,013	$32,440,738

(8) Financial Highlights

The Company offers several variable life products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life contracts as of December 31, 2016, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2016. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Small Cap Growth Portfolio: Class I-2 Shares (AASCO)
2016	0.65%	to	0.75%	9,539	$456.74	to	$223.70	$3,153,901	0.00%	5.55%	to	5.45%
2015	0.65%	to	0.75%	10,864	432.72	to	212.14	3,366,564	0.00%	-3.94%	to	-4.04%
2014	0.65%	to	0.75%	13,076	450.49	to	221.08	4,231,923	0.00%	-0.21%	to	-0.31%
2013	0.65%	to	0.75%	14,352	451.45	to	221.77	4,653,283	0.00%	33.39%	to	33.26%
2012	0.65%	to	0.75%	16,290	338.44	to	166.42	3,916,894	0.00%	11.77%	to	11.66%
Global Allocation V.I. Fund - Class II (MLVGA2)
2016			0.75%	4,252			161.48	686,631	1.05%			3.18%
2015			0.75%	5,365			156.50	839,639	0.97%			-1.61%
2014			0.75%	5,546			159.06	882,165	2.20%			1.20%
2013			0.75%	5,052			157.17	794,023	1.96%			13.70%
2012			0.75%	1,748			138.24	241,639	1.54%			9.32%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2016	0.65%	to	0.75%	10,927	574.41	to	283.30	3,477,308	2.00%	10.98%	to	10.87%
2015	0.65%	to	0.75%	10,977	517.55	to	255.52	3,274,390	1.79%	0.45%	to	0.35%
2014	0.65%	to	0.75%	12,615	515.22	to	254.62	3,914,908	1.77%	12.69%	to	12.58%
2013	0.65%	to	0.75%	13,732	457.21	to	226.18	4,071,336	2.10%	31.17%	to	31.04%
2012	0.65%	to	0.75%	6,880	348.55	to	172.60	1,467,958	2.03%	14.99%	to	14.87%
Rising Dividends Securities Fund - Class 1 (FTVRDI)
2016	0.65%	to	0.75%	4,388	587.79	to	289.91	1,384,125	1.62%	15.58%	to	15.46%
2015	0.65%	to	0.75%	4,465	508.58	to	251.09	1,226,676	1.68%	-4.04%	to	-4.14%
2014	0.65%	to	0.75%	3,896	530.00	to	261.92	1,152,624	1.40%	8.30%	to	8.19%
2013	0.65%	to	0.75%	5,630	489.38	to	242.09	1,716,855	1.92%	29.21%	to	29.08%
2012	0.65%	to	0.75%	5,049	378.75	to	187.55	1,137,199	1.83%	11.45%	to	11.34%
Small Cap Value Securities Fund - Class 1 (FTVSVI)
2016	0.65%	to	0.75%	2,644	810.58	to	399.79	1,126,057	1.06%	29.69%	to	29.56%
2015	0.65%	to	0.75%	3,095	625.00	to	308.57	1,012,920	0.93%	-7.79%	to	-7.88%
2014	0.65%	to	0.75%	3,510	677.77	to	334.95	1,270,640	0.84%	0.23%	to	0.13%
2013	0.65%	to	0.75%	3,717	676.22	to	334.52	1,352,755	1.44%	35.62%	to	35.49%
2012	0.65%	to	0.75%	7,161	498.61	to	246.90	2,007,455	1.04%	17.98%	to	17.86%
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
2016			0.75%	1,604			87.27	139,975	0.70%			16.57%
2015			0.75%	1,561			74.86	116,863	2.03%			-20.20%
2014			0.75%	1,534			93.82	143,918	1.48%			-6.18%	*	***
Templeton Foreign Securities Fund - Class 1 (TIF)
2016	0.65%	to	0.75%	234	471.00	to	232.30	109,969	1.41%	6.80%	to	6.69%
2015	0.65%	to	0.75%	775	441.03	to	217.74	331,520	3.18%	-6.91%	to	-7.01%
2014	0.65%	to	0.75%	704	473.79	to	234.15	310,543	2.13%	-11.46%	to	-11.55%
2013	0.65%	to	0.75%	707	535.14	to	264.73	351,302	2.43%	22.47%	to	22.35%
2012	0.65%	to	0.75%	1,135	436.94	to	216.37	472,985	2.94%	17.83%	to	17.71%
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
2016			0.75%	9,951			97.38	969,058	0.00%			2.17%
2015			0.75%	12,574			95.31	1,198,472	7.70%			-5.02%
2014			0.75%	14,535			100.35	1,458,597	5.12%			0.35%	*	***
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2016			0.75%	3			137.44	412	3.73%			12.34%
2015			0.75%	3			122.34	367	3.06%			-6.91%
2014			0.75%	17			131.43	2,234	3.16%			2.08%
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
2016	0.65%	to	0.75%	1,341	287.80	to	143.23	199,301	0.00%	0.10%	to	0.00%
2015	0.65%	to	0.75%	1,310	287.50	to	143.22	193,828	0.00%	0.55%	to	0.45%
2014	0.65%	to	0.75%	1,041	285.93	to	142.58	155,022	0.00%	7.34%	to	7.23%
2013	0.65%	to	0.75%	1,575	266.38	to	132.97	219,432	0.42%	36.13%	to	35.99%
2012	0.65%	to	0.75%	1,668	195.69	to	097.78	174,548	0.00%	-2.16%	to	-2.22%	*	***

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Balanced Portfolio: Service Shares (JABS)
2016	0.65%	to	0.75%	1,153	509.85	to	251.46	389,674	1.90%	3.65%	to	3.55%
2015	0.65%	to	0.75%	1,276	491.89	to	242.85	427,427	1.59%	-0.24%	to	-0.34%
2014	0.65%	to	0.75%	1,359	493.08	to	243.68	473,568	1.55%	7.54%	to	7.43%
2013	0.65%	to	0.75%	1,582	458.52	to	226.83	515,697	1.82%	19.03%	to	18.91%
2012	0.65%	to	0.75%	2,599	385.22	to	190.76	648,634	2.42%	12.64%	to	12.53%
Forty Portfolio: Service Shares (JACAS)
2016	0.65%	to	0.75%	1,376	617.31	to	304.16	436,064	0.84%	1.28%	to	1.18%
2015	0.65%	to	0.75%	1,510	609.49	to	300.61	488,511	1.19%	11.21%	to	11.10%
2014	0.65%	to	0.75%	1,510	548.04	to	270.57	427,985	0.03%	7.76%	to	7.66%
2013	0.65%	to	0.75%	1,706	508.55	to	251.33	447,283	0.58%	30.04%	to	29.91%
2012	0.65%	to	0.75%	2,401	391.08	to	193.46	489,013	0.57%	23.05%	to	22.93%
Global Technology Portfolio: Service Shares (JAGTS)
2016	0.65%	to	0.75%	749	588.51	to	289.97	272,416	0.11%	13.12%	to	13.00%
2015	0.65%	to	0.75%	901	520.27	to	256.60	283,661	0.87%	3.97%	to	3.86%
2014	0.65%	to	0.75%	580	500.42	to	247.06	206,633	0.00%	8.64%	to	8.53%
2013	0.65%	to	0.75%	654	460.62	to	227.64	207,354	0.00%	34.51%	to	34.38%
2012	0.65%	to	0.75%	861	342.44	to	169.40	193,266	0.00%	18.38%	to	18.26%
Overseas Portfolio: Service Shares (JAIGS)
2016	0.65%	to	0.75%	5,762	393.02	to	193.65	1,166,056	5.03%	-7.31%	to	-7.40%
2015	0.65%	to	0.75%	6,224	424.02	to	209.13	1,386,729	0.56%	-9.39%	to	-9.49%
2014	0.65%	to	0.75%	6,553	467.99	to	231.05	1,610,243	5.88%	-12.67%	to	-12.76%
2013	0.65%	to	0.75%	6,626	535.89	to	264.83	1,865,375	2.50%	13.54%	to	13.43%
2012	0.65%	to	0.75%	18,229	471.98	to	233.48	4,435,976	0.89%	12.45%	to	12.33%
Var Insurance Trust II - MFS Investors Growth Stock Portfolio: Initial Class (MV2IGI)
2016	0.65%	to	0.75%	1,142	206.79	to	103.21	127,503	0.48%	5.39%	to	5.28%
2015	0.65%	to	0.75%	1,864	196.22	to	98.03	192,159	0.50%	-1.89%	to	-1.97%	*	***
Value Series - Initial Class (MVFIC)
2016	0.65%	to	0.75%	7,320	659.47	to	325.26	2,476,487	2.08%	13.35%	to	13.24%
2015	0.65%	to	0.75%	9,188	581.79	to	287.23	2,730,715	2.25%	-1.38%	to	-1.48%
2014	0.65%	to	0.75%	11,723	589.93	to	291.54	3,606,048	1.50%	9.79%	to	9.68%
2013	0.65%	to	0.75%	14,580	537.31	to	265.80	4,107,551	1.20%	35.01%	to	34.87%
2012	0.65%	to	0.75%	25,217	397.99	to	197.08	5,722,114	1.58%	15.51%	to	15.39%
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2016	0.65%	to	0.75%	1,796	308.02	to	151.92	494,202	2.09%	5.43%	to	5.32%
2015	0.65%	to	0.75%	1,992	292.17	to	144.25	524,612	2.30%	-1.29%	to	-1.39%
2014	0.65%	to	0.75%	1,438	296.00	to	146.29	355,436	3.06%	7.16%	to	7.05%
2013	0.65%	to	0.75%	1,815	276.24	to	136.65	424,318	2.50%	-0.96%	to	-1.06%
2012	0.65%	to	0.75%	781	278.92	to	138.12	129,414	5.05%	8.73%	to	8.62%
Emerging Markets Debt Portfolio - Class I (MSEM)
2016	0.65%	to	0.75%	118	479.81	to	236.65	30,356	6.22%	9.84%	to	9.73%
2015	0.65%	to	0.75%	155	436.82	to	215.66	42,495	5.43%	-1.76%	to	-1.85%
2014	0.65%	to	0.75%	178	444.63	to	219.74	51,932	7.89%	2.26%	to	2.16%
2013	0.65%	to	0.75%	412	434.80	to	215.09	151,455	4.02%	-9.34%	to	-9.43%
2012	0.65%	to	0.75%	411	479.60	to	237.49	163,709	2.94%	17.20%	to	17.08%
U.S. Real Estate Portfolio - Class I (MSVRE)
2016			0.65%	373			793.49	295,973	0.65%			6.12%
2015			0.65%	1,167			747.71	872,582	0.71%			1.51%
2014			0.65%	1,359			736.60	1,001,041	1.02%			28.88%
2013	0.65%	to	0.75%	761	571.53	to	282.73	434,931	1.18%	1.39%	to	1.29%
2012	0.65%	to	0.75%	1,626	563.68	to	279.13	915,981	0.87%	15.08%	to	14.97%
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2016	0.65%	to	0.75%	2,743	538.49	to	267.19	767,094	2.29%	19.66%	to	19.54%
2015	0.65%	to	0.75%	3,458	450.02	to	223.51	802,586	2.37%	-4.90%	to	-4.99%
2014	0.65%	to	0.75%	3,861	473.18	to	235.26	941,154	1.99%	12.39%	to	12.27%
2013	0.65%	to	0.75%	4,336	421.04	to	209.54	941,974	1.83%	31.04%	to	30.91%
2012	0.65%	to	0.75%	4,621	321.29	to	160.06	780,906	0.98%	13.92%	to	13.80%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2016			0.75%	519			167.10	86,723	2.43%			8.19%
2015			0.75%	384			154.45	59,309	1.41%			0.23%
2014			0.75%	464			154.10	71,501	0.94%			4.21%
2013			0.75%	502			147.88	74,235	1.03%			22.36%
2012			0.75%	1,341			120.85	162,062	1.23%			14.85%
American Funds NVIT Bond Fund - Class II (GVABD2)
2016			0.75%	338			124.77	42,171	2.42%			1.89%
2015			0.75%	402			122.46	49,227	1.33%			-0.98%
2014			0.75%	470			123.66	58,122	1.20%			4.19%
2013			0.75%	526			118.69	62,429	1.61%			-3.30%
2012			0.75%	752			122.74	92,300	2.21%			4.18%
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2016			0.75%	837			171.39	143,454	1.61%			-0.56%
2015			0.75%	922			172.35	158,911	0.62%			5.75%
2014			0.75%	730			162.99	118,981	0.71%			1.07%
2013			0.75%	718			161.25	115,781	0.37%			27.68%
2012			0.75%	550			126.30	69,463	0.86%			21.17%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2016			0.75%	2,264			178.22	403,501	0.22%			8.25%
2015			0.75%	2,997			164.64	493,428	0.72%			5.63%
2014			0.75%	3,436			155.86	535,544	0.45%			7.26%
2013			0.75%	3,683			145.31	535,190	0.32%			28.64%
2012			0.75%	3,871			112.96	437,267	0.21%			16.52%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2016			0.75%	252			155.68	39,230	1.17%			10.26%
2015			0.75%	224			141.19	31,627	0.81%			0.33%
2014			0.75%	255			140.72	35,884	0.82%			9.40%
2013			0.75%	243			128.63	31,256	1.00%			31.97%
2012			0.75%	226			97.46	22,027	1.03%			16.19%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2016	0.65%	to	0.75%	963	451.89	to	222.88	225,629	5.85%	13.42%	to	13.31%
2015	0.65%	to	0.75%	979	398.42	to	196.70	204,676	2.82%	-3.24%	to	-3.33%
2014	0.65%	to	0.75%	1,940	411.76	to	203.49	605,953	6.02%	1.89%	to	1.78%
2013	0.65%	to	0.75%	1,226	404.14	to	199.92	493,423	13.23%	6.38%	to	6.27%
2012	0.65%	to	0.75%	501	379.90	to	188.12	187,647	8.90%	13.81%	to	13.70%
NVIT Emerging Markets Fund - Class I (GEM)
2016	0.65%	to	0.75%	890	590.66	to	291.32	289,500	0.81%	7.02%	to	6.91%
2015	0.65%	to	0.75%	993	551.91	to	272.48	302,988	0.81%	-16.54%	to	-16.62%
2014	0.65%	to	0.75%	1,045	661.29	to	326.81	373,966	1.25%	-6.12%	to	-6.21%
2013	0.65%	to	0.75%	130	704.38	to	348.45	85,875	1.05%	0.09%	to	-0.01%
2012	0.65%	to	0.75%	212	703.73	to	348.48	133,553	0.49%	16.46%	to	16.34%
NVIT International Equity Fund - Class I (GIG)
2016			0.75%	714			93.64	66,857	2.19%			0.12%
2015			0.75%	648			93.53	60,606	0.46%			-3.78%
2014			0.75%	713			97.20	69,306	1.71%			-2.80%	*	***
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2016			0.75%	371			89.01	33,021	1.91%			-0.12%
2015			0.75%	404			89.11	36,000	0.27%			-3.94%
2014			0.75%	434			92.77	40,261	3.79%			-1.46%
2013			0.75%	466			94.14	43,871	0.45%			16.68%
2012			0.75%	677			80.68	54,622	0.57%			14.36%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2016			0.75%	841			152.91	128,599	0.80%			12.76%
2015			0.75%	934			135.61	126,663	0.73%			-1.82%
2014			0.75%	1,645			138.13	227,217	0.76%			5.80%
2013			0.75%	1,882			130.55	245,695	1.05%			42.75%
2012			0.75%	2,093			91.46	191,419	1.45%			16.07%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2016	0.75%	1,699	169.82	288,519	0.71%	9.29%
2015	0.75%	1,727	155.38	268,349	0.77%	-1.16%
2014	0.75%	2,106	157.21	331,088	0.85%	9.68%
2013	0.75%	2,529	143.33	362,486	0.57%	37.52%
2012	0.75%	5,622	104.23	585,972	0.80%	10.55%
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
2016	0.75%	427	140.77	60,110	2.50%	7.52%
2015	0.75%	379	130.93	49,622	2.77%	-2.31%
2014	0.75%	371	134.03	49,723	4.08%	3.69%
2013	0.75%	61	129.25	7,884	1.44%	28.68%
2012	0.75%	46	100.44	4,620	0.97%	15.35%
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
2016	0.75%	585	137.45	80,408	2.72%	5.49%
2015	0.75%	603	130.29	78,566	2.67%	-1.79%
2014	0.75%	644	132.67	85,440	2.37%	3.68%
2013	0.75%	664	127.96	84,965	1.60%	13.86%
2012	0.75%	793	112.38	89,119	1.56%	10.40%
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
2016	0.75%	2,364	141.01	333,336	2.68%	6.52%
2015	0.75%	2,828	132.38	374,360	3.05%	-1.88%
2014	0.75%	3,338	134.92	450,358	2.42%	3.92%
2013	0.75%	3,952	129.83	513,082	0.98%	20.54%
2012	0.75%	15,376	107.71	1,656,143	1.16%	12.88%
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
2016	0.75%	664	128.03	85,012	2.59%	4.03%
2015	0.75%	674	123.07	82,947	2.20%	-1.39%
2014	0.75%	675	124.80	84,243	2.28%	2.65%
2013	0.75%	683	121.58	83,042	1.69%	4.24%
2012	0.75%	799	116.64	93,191	2.39%	6.77%
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
2016	0.75%	1,193	139.49	166,410	2.88%	6.02%
2015	0.75%	1,142	131.56	150,247	2.97%	-1.72%
2014	0.75%	1,107	133.86	148,183	3.26%	3.88%
2013	0.75%	630	128.87	81,186	1.73%	17.10%
2012	0.75%	602	110.05	66,251	1.54%	11.61%
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
2016	0.75%	218	140.48	30,626	2.88%	6.89%
2015	0.75%	189	131.43	24,841	3.27%	-2.16%
2014	0.75%	159	134.34	21,360	2.75%	3.88%
2013	0.75%	127	129.33	16,425	1.77%	23.43%
2012	0.75%	100	104.78	10,478	1.43%	13.81%
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
2016	0.75%	1,686	135.07	227,721	2.72%	5.21%
2015	0.75%	1,692	128.38	217,224	2.56%	-1.62%
2014	0.75%	1,734	130.50	226,281	3.45%	3.39%
2013	0.75%	512	126.21	64,621	1.58%	10.50%
2012	0.75%	633	114.22	72,301	1.50%	9.31%
NVIT Core Bond Fund - Class I (NVCBD1)
2016	0.75%	559	134.36	75,105	3.07%	4.56%
2015	0.75%	569	128.49	73,113	2.97%	-1.46%
2014	0.75%	584	130.40	76,154	2.74%	4.27%
2013	0.75%	607	125.06	75,912	2.48%	-2.64%
2012	0.75%	730	128.46	93,774	3.43%	6.95%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Core Plus Bond Fund - Class I (NVLCP1)
2016			0.75%	2,230			143.57	320,156	3.08%			2.93%
2015			0.75%	2,297			139.49	320,399	3.45%			-1.06%
2014			0.75%	568			140.98	80,079	2.26%			4.30%
2013			0.75%	584			135.17	78,937	3.43%			-2.51%
2012			0.75%	25			138.64	3,466	0.26%			6.58%
NVIT Nationwide Fund - Class IV (TRF4)
2016	0.65%	to	0.75%	1,727	829.71	to	513.50	1,195,431	1.41%	10.68%	to	10.57%
2015	0.65%	to	0.75%	1,932	749.66	to	464.42	1,212,451	1.06%	0.21%	to	0.11%
2014	0.65%	to	0.75%	2,602	748.06	to	463.89	1,679,439	1.15%	11.51%	to	11.39%
2013	0.65%	to	0.75%	2,918	670.87	to	416.45	1,675,449	1.34%	30.16%	to	30.03%
2012	0.65%	to	0.75%	3,121	515.44	to	320.28	1,376,640	1.40%	13.48%	to	13.36%
NVIT Government Bond Fund - Class I (GBF)
2016			0.75%	179			142.26	25,465	1.56%			-0.01%
2015			0.75%	787			142.28	111,972	1.70%			-0.86%
2014			0.75%	819			143.50	117,530	1.98%			3.79%
2013			0.75%	824			138.27	113,932	2.09%			-4.77%
2012			0.75%	695			145.20	100,911	2.26%			2.28%
NVIT Government Bond Fund - Class IV (GBF4)
2016	0.65%	to	0.75%	2,118	489.19	to	289.77	816,939	1.88%	0.09%	to	-0.01%
2015	0.65%	to	0.75%	2,265	488.74	to	289.79	865,068	1.67%	-0.76%	to	-0.86%
2014	0.65%	to	0.75%	2,544	492.47	to	292.29	992,208	1.96%	3.90%	to	3.80%
2013	0.65%	to	0.75%	2,747	473.98	to	281.60	1,061,747	1.93%	-4.76%	to	-4.85%
2012	0.65%	to	0.75%	3,018	497.65	to	295.96	1,220,049	2.21%	2.39%	to	2.29%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2016	0.65%	to	0.75%	1,596	530.38	to	259.44	414,336	1.08%	8.76%	to	8.65%
2015	0.65%	to	0.75%	2,975	487.66	to	238.78	710,383	1.40%	-1.64%	to	-1.74%
2014	0.65%	to	0.75%	3,197	495.79	to	243.00	777,135	1.64%	4.31%	to	4.20%
2013	0.65%	to	0.75%	3,383	475.33	to	233.21	789,180	1.65%	26.42%	to	26.30%
2012	0.65%	to	0.75%	3,559	375.98	to	184.65	657,361	1.55%	15.15%	to	15.04%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2016	0.65%	to	0.75%	1,780	314.28	to	156.46	278,665	1.96%	3.59%	to	3.49%
2015	0.65%	to	0.75%	1,895	303.39	to	151.19	286,663	1.74%	-0.38%	to	-0.48%
2014	0.65%	to	0.75%	1,885	304.57	to	151.93	286,540	2.11%	3.22%	to	3.11%
2013	0.65%	to	0.75%	1,050	295.07	to	147.34	155,003	1.82%	4.15%	to	4.05%
2012	0.65%	to	0.75%	968	283.31	to	141.61	137,502	2.33%	4.49%	to	4.39%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2016	0.65%	to	0.75%	7,089	428.09	to	211.40	1,803,266	1.89%	6.45%	to	6.34%
2015	0.65%	to	0.75%	7,246	402.15	to	198.79	1,725,726	1.38%	-0.98%	to	-1.08%
2014	0.65%	to	0.75%	9,580	406.14	to	200.95	2,311,091	1.67%	4.50%	to	4.40%
2013	0.65%	to	0.75%	10,318	388.65	to	192.49	2,394,738	1.44%	15.87%	to	15.76%
2012	0.65%	to	0.75%	13,081	335.41	to	166.29	2,981,636	1.52%	10.09%	to	9.98%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2016	0.65%	to	0.75%	6,938	488.60	to	239.76	1,756,989	1.73%	7.78%	to	7.67%
2015	0.65%	to	0.75%	7,739	453.33	to	222.67	1,822,437	1.45%	-1.37%	to	-1.47%
2014	0.65%	to	0.75%	8,175	459.64	to	226.00	1,950,787	1.62%	4.28%	to	4.17%
2013	0.65%	to	0.75%	9,085	440.78	to	216.94	2,084,865	1.66%	21.58%	to	21.46%
2012	0.65%	to	0.75%	10,131	362.53	to	178.61	1,911,375	1.59%	13.02%	to	12.91%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2016	0.65%	to	0.75%	1,369	372.87	to	185.05	279,060	1.92%	5.02%	to	4.92%
2015	0.65%	to	0.75%	1,463	355.05	to	176.38	284,661	1.69%	-0.68%	to	-0.78%
2014	0.65%	to	0.75%	1,517	357.47	to	177.76	295,000	1.77%	4.06%	to	3.96%
2013	0.65%	to	0.75%	1,616	343.52	to	170.99	302,550	1.58%	9.78%	to	9.67%
2012	0.65%	to	0.75%	1,849	312.92	to	155.92	342,301	2.04%	7.34%	to	7.23%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Mid Cap Index Fund - Class I (MCIF)
2016	0.65%	to	0.75%	3,103	793.57	to	391.40	1,311,433	1.08%	19.51%	to	19.39%
2015	0.65%	to	0.75%	3,554	664.01	to	327.82	1,359,748	1.05%	-3.17%	to	-3.26%
2014	0.65%	to	0.75%	3,829	685.72	to	338.88	1,619,083	0.88%	8.71%	to	8.60%
2013	0.65%	to	0.75%	4,677	630.77	to	312.04	2,041,715	2.14%	32.19%	to	32.05%
2012	0.65%	to	0.75%	1,143	477.18	to	236.29	357,527	1.09%	16.71%	to	16.59%
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2016			0.75%	11,580			93.51	1,082,799	1.29%			-2.85%
2015			0.75%	13,956			96.25	1,343,267	0.70%			-1.23%
2014			0.75%	17,588			97.45	1,714,010	1.07%			-2.55%	*	***
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
2016			0.75%	4,198			89.12	374,129	3.04%			4.44%
2015			0.75%	4,464			85.33	380,917	1.21%			-5.83%
2014			0.75%	4,716			90.61	427,325	1.75%			-9.39%	*	***
NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)
2016	0.65%	to	0.75%	1,253	502.29	to	287.25	557,978	2.77%	4.52%	to	4.42%
2015	0.65%	to	0.75%	1,740	480.57	to	275.11	761,815	1.14%	-5.70%	to	-5.80%
2014	0.65%	to	0.75%	2,016	509.64	to	292.04	906,445	4.20%	-10.05%	to	-10.14%
2013	0.65%	to	0.75%	2,163	566.58	to	324.99	1,078,862	2.22%	20.67%	to	20.55%
2012	0.65%	to	0.75%	2,545	469.54	to	269.60	1,033,223	0.35%	16.40%	to	16.28%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2016	0.65%	to	0.75%	5,261	375.12	to	158.86	898,911	0.85%	1.53%	to	1.43%
2015	0.65%	to	0.75%	5,687	369.47	to	156.62	999,907	0.47%	2.76%	to	2.66%
2014	0.65%	to	0.75%	5,920	359.53	to	152.56	1,019,281	0.47%	9.72%	to	9.61%
2013	0.65%	to	0.75%	6,942	327.68	to	139.19	1,088,186	0.78%	33.87%	to	33.73%
2012	0.65%	to	0.75%	7,517	244.78	to	104.08	877,882	0.49%	15.60%	to	15.48%
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2016	0.65%	to	0.75%	782	376.86	to	160.78	140,210	1.81%	15.60%	to	15.48%
2015	0.65%	to	0.75%	917	326.01	to	139.23	153,261	1.12%	-3.78%	to	-3.87%
2014	0.65%	to	0.75%	1,195	338.81	to	144.84	201,209	1.20%	9.80%	to	9.69%
2013	0.65%	to	0.75%	1,294	308.57	to	132.04	201,047	1.40%	34.56%	to	34.43%
2012	0.65%	to	0.75%	1,358	229.31	to	98.23	156,822	1.03%	17.05%	to	16.93%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2016	0.65%	to	0.75%	14,164	506.40	to	160.36	3,229,224	0.00%	5.78%	to	5.67%
2015	0.65%	to	0.75%	16,301	478.74	to	151.76	3,498,878	0.00%	-0.83%	to	-0.93%
2014	0.65%	to	0.75%	18,147	482.76	to	153.18	3,921,288	0.00%	3.36%	to	3.26%
2013	0.65%	to	0.75%	20,240	467.06	to	148.35	4,197,749	0.00%	38.04%	to	37.91%
2012	0.65%	to	0.75%	22,381	338.34	to	107.57	3,352,437	0.00%	14.16%	to	14.04%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2016			0.75%	2,334			203.67	475,365	1.37%			16.72%
2015			0.75%	2,695			174.50	470,273	1.03%			-3.61%
2014			0.75%	3,484			181.04	630,729	1.39%			16.15%
2013			0.75%	3,718			155.87	579,525	1.20%			34.66%
2012			0.75%	4,425			115.75	512,183	1.04%			15.47%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2016	0.65%	to	0.75%	934	501.62	to	247.41	242,518	0.00%	7.60%	to	7.50%
2015	0.65%	to	0.75%	977	466.17	to	230.15	237,367	0.00%	0.10%	to	0.00%
2014	0.65%	to	0.75%	1,156	465.69	to	230.14	287,245	0.00%	2.15%	to	2.04%
2013	0.65%	to	0.75%	1,318	455.91	to	225.53	311,999	0.00%	43.35%	to	43.21%
2012	0.65%	to	0.75%	1,685	318.03	to	157.48	276,437	0.00%	12.70%	to	12.59%
NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)
2016	0.65%	to	0.75%	4,169	679.85	to	333.64	1,585,859	0.62%	25.21%	to	25.09%
2015	0.65%	to	0.75%	5,144	542.95	to	266.72	1,581,944	0.67%	-6.71%	to	-6.80%
2014	0.65%	to	0.75%	6,110	581.98	to	286.18	2,010,621	0.52%	6.33%	to	6.22%
2013	0.65%	to	0.75%	6,863	547.33	to	269.41	2,128,001	0.83%	39.49%	to	39.35%
2012	0.65%	to	0.75%	7,771	392.37	to	193.33	1,737,622	0.83%	19.79%	to	19.67%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Multi-Manager Small Company Fund - Class IV (SCF4)
2016	0.65%	to	0.75%	6,047	609.86	to	299.29	1,943,364	0.33%	22.00%	to	21.87%
2015	0.65%	to	0.75%	6,719	499.91	to	245.58	1,793,971	0.37%	-2.27%	to	-2.37%
2014	0.65%	to	0.75%	7,430	511.52	to	251.53	2,030,845	0.17%	0.16%	to	0.06%
2013	0.65%	to	0.75%	7,770	510.68	to	251.37	2,132,598	0.15%	40.04%	to	39.90%
2012	0.65%	to	0.75%	8,765	364.68	to	179.68	1,749,553	0.15%	14.76%	to	14.64%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2016	0.65%	to	0.75%	2,783	339.33	to	167.36	648,053	3.70%	7.94%	to	7.84%
2015	0.65%	to	0.75%	2,455	314.36	to	155.20	448,181	1.60%	-3.52%	to	-3.62%
2014	0.65%	to	0.75%	3,206	325.82	to	161.02	671,810	3.04%	3.21%	to	3.11%
2013	0.65%	to	0.75%	3,364	315.69	to	156.17	676,741	3.40%	-1.76%	to	-1.86%
2012	0.65%	to	0.75%	3,486	321.36	to	159.13	699,772	2.19%	11.52%	to	11.41%
NVIT S&P 500 Index Fund - Class IV (GVEX4)
2016	0.65%	to	0.75%	22,022	1,177.12	to	618.70	17,770,081	1.79%	10.87%	to	10.76%
2015	0.65%	to	0.75%	24,607	1,061.70	to	558.59	18,043,705	1.80%	0.52%	to	0.42%
2014	0.65%	to	0.75%	26,059	1,056.23	to	556.26	19,140,375	1.81%	12.56%	to	12.44%
2013	0.65%	to	0.75%	28,109	938.41	to	494.71	18,342,671	1.84%	31.22%	to	31.09%
2012	0.65%	to	0.75%	31,019	715.14	to	377.38	15,365,607	1.88%	14.98%	to	14.87%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2016			0.75%	1,067			110.15	117,525	1.45%			1.73%
2015			0.75%	1,485			108.27	160,788	1.60%			-1.09%
2014			0.75%	1,710			109.46	187,182	1.10%			-0.26%
2013			0.75%	1,404			109.74	154,082	1.00%			-0.64%
2012			0.75%	1,256			110.45	138,731	1.77%			2.75%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2016	0.65%	to	0.75%	43,471	508.19	to	252.15	13,890,683	0.74%	2.96%	to	2.86%
2015	0.65%	to	0.75%	43,268	493.57	to	245.14	13,623,694	0.62%	4.41%	to	4.31%
2014	0.65%	to	0.75%	47,502	472.71	to	235.02	14,289,754	0.72%	8.09%	to	7.99%
2013	0.65%	to	0.75%	50,647	437.31	to	217.64	14,156,730	0.78%	35.82%	to	35.68%
2012	0.65%	to	0.75%	56,296	321.98	to	160.40	11,572,150	0.69%	17.91%	to	17.80%
Templeton NVIT International Value Fund - Class III (NVTIV3)
2016	0.65%	to	0.75%	702	231.60	to	146.88	104,043	2.37%	0.46%	to	0.36%
2015	0.65%	to	0.75%	571	230.53	to	146.35	85,145	1.90%	-4.53%	to	-4.62%
2014	0.65%	to	0.75%	534	241.46	to	153.44	83,060	3.54%	-8.74%	to	-8.83%
2013	0.65%	to	0.75%	497	264.59	to	168.31	84,708	2.94%	19.32%	to	19.20%
2012	0.65%	to	0.75%	17	221.75	to	141.20	3,286	3.08%	18.79%	to	18.67%
Invesco NVIT Comstock Value Fund - Class IV (EIF4)
2016	0.65%	to	0.75%	5,155	499.14	to	244.95	1,420,330	2.68%	17.13%	to	17.01%
2015	0.65%	to	0.75%	6,132	426.15	to	209.34	1,453,664	1.51%	-6.90%	to	-7.00%
2014	0.65%	to	0.75%	7,336	457.74	to	225.09	1,846,905	1.70%	8.50%	to	8.39%
2013	0.65%	to	0.75%	8,623	421.88	to	207.66	1,984,944	0.00%	34.76%	to	34.63%
2012	0.65%	to	0.75%	9,226	313.05	to	154.25	1,578,727	1.20%	17.70%	to	17.58%
NVIT Real Estate Fund - Class I (NVRE1)
2016			0.75%	17,341			149.95	2,600,369	2.03%			6.55%
2015			0.75%	18,898			140.74	2,659,691	2.60%			-6.06%
2014			0.75%	21,510			149.83	3,222,745	2.90%			27.92%
2013			0.75%	26,352			117.12	3,086,419	1.43%			2.28%
2012			0.75%	28,578			114.52	3,272,671	1.02%			14.92%
NVIT Money Market Fund - Class IV (SAM4)
2016	0.65%	to	0.75%	17,671	292.19	to	159.07	3,779,268	0.01%	-0.64%	to	-0.74%
2015	0.65%	to	0.75%	17,848	294.07	to	160.26	3,309,924	0.00%	-0.65%	to	-0.75%
2014	0.65%	to	0.75%	25,511	296.00	to	161.47	4,542,359	0.00%	-0.65%	to	-0.75%
2013	0.65%	to	0.75%	30,491	297.93	to	162.69	6,108,001	0.00%	-0.65%	to	-0.75%
2012	0.65%	to	0.75%	23,882	299.88	to	163.92	4,396,044	0.00%	-0.65%	to	-0.75%
Short Duration Bond Portfolio - I Class Shares (AMTB)
2016	0.65%	to	0.75%	3,783	349.15	to	174.13	1,041,843	1.09%	0.57%	to	0.46%
2015	0.65%	to	0.75%	4,528	347.18	to	173.32	1,276,658	1.63%	-0.47%	to	-0.56%
2014	0.65%	to	0.75%	3,748	348.81	to	174.31	1,051,512	1.69%	-0.04%	to	-0.14%
2013	0.65%	to	0.75%	3,912	348.95	to	174.55	1,085,196	2.17%	-0.04%	to	-0.13%
2012	0.65%	to	0.75%	3,795	349.08	to	174.79	1,049,719	2.92%	3.93%	to	3.82%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2016			0.65%	21			688.86	14,466	0.00%			3.72%
2015			0.65%	29			664.15	19,260	0.00%			0.62%
2014			0.65%	56			660.06	36,963	0.00%			6.88%
2013			0.65%	143			617.55	88,309	0.00%			31.75%
2012			0.65%	368			468.71	172,486	0.00%			11.68%
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
2016	0.65%	to	0.75%	712	198.49	to	99.13	71,476	0.00%	3.49%	to	3.39%
2015	0.65%	to	0.75%	766	191.80	to	95.89	74,215	0.00%	-4.10%	to	-4.11%	****
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2016			0.65%	2,198			442.37	972,332	0.77%			26.54%
2015			0.65%	2,536			349.58	886,537	0.75%			-12.38%
2014			0.65%	2,693			398.96	1,074,389	0.70%			9.14%
2013			0.65%	3,213			365.54	1,174,489	1.17%			30.29%
2012			0.65%	3,427			280.57	961,507	0.42%			15.84%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2016	0.65%	to	0.75%	799	585.91	to	288.98	247,227	0.66%	9.15%	to	9.04%
2015	0.65%	to	0.75%	1,064	536.79	to	265.02	296,930	0.55%	-1.11%	to	-1.21%
2014	0.65%	to	0.75%	1,185	542.80	to	268.25	348,081	0.35%	9.67%	to	9.56%
2013	0.65%	to	0.75%	1,393	494.96	to	244.85	380,597	0.48%	36.71%	to	36.58%
2012	0.65%	to	0.75%	7,202	362.05	to	179.28	1,405,409	0.20%	10.26%	to	10.15%
VPS Growth and Income Portfolio - Class A (ALVGIA)
2016	0.65%	to	0.75%	1,019	556.83	to	274.64	437,886	1.01%	10.58%	to	10.47%
2015	0.65%	to	0.75%	1,004	503.55	to	248.61	383,454	1.46%	1.04%	to	0.94%
2014	0.65%	to	0.75%	982	498.36	to	246.29	378,722	1.39%	8.83%	to	8.72%
2013	0.65%	to	0.75%	986	457.91	to	226.53	349,692	1.33%	34.09%	to	33.96%
2012	0.65%	to	0.75%	890	341.50	to	169.10	234,802	1.59%	16.76%	to	16.64%
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
2016	0.65%	to	0.75%	520	848.68	to	418.58	306,261	0.62%	24.28%	to	24.16%
2015	0.65%	to	0.75%	574	682.87	to	337.14	271,307	0.77%	-6.10%	to	-6.19%
2014	0.65%	to	0.75%	682	727.22	to	359.39	356,564	0.68%	8.49%	to	8.38%
2013	0.65%	to	0.75%	789	670.30	to	331.60	402,870	0.66%	37.16%	to	37.03%
2012	0.65%	to	0.75%	1,454	488.69	to	241.99	614,835	0.54%	17.98%	to	17.86%
VP Income & Growth Fund - Class I (ACVIG)
2016	0.65%	to	0.75%	576	539.90	to	260.50	192,255	2.24%	12.75%	to	12.64%
2015	0.65%	to	0.75%	797	478.85	to	231.27	223,671	2.04%	-6.23%	to	-6.33%
2014	0.65%	to	0.75%	1,214	510.67	to	246.89	351,951	2.20%	11.77%	to	11.66%
2013	0.65%	to	0.75%	823	456.88	to	221.10	212,396	2.32%	34.94%	to	34.81%
2012	0.65%	to	0.75%	631	338.57	to	164.01	112,570	2.09%	14.00%	to	13.88%
VP Inflation Protection Fund - Class II (ACVIP2)
2016	0.65%	to	0.75%	1,229	297.36	to	146.66	197,571	1.81%	3.71%	to	3.61%
2015	0.65%	to	0.75%	1,374	286.72	to	141.55	212,340	1.96%	-3.10%	to	-3.20%
2014	0.65%	to	0.75%	1,422	295.89	to	146.22	227,678	1.29%	2.63%	to	2.53%
2013	0.65%	to	0.75%	1,521	288.30	to	142.62	236,731	1.68%	-9.07%	to	-9.16%
2012	0.65%	to	0.75%	1,916	317.07	to	157.00	325,146	2.48%	6.69%	to	6.58%
VP International Fund - Class I (ACVI)
2016			0.65%	308			348.01	107,187	1.50%			-6.11%
2015			0.65%	774			370.65	286,886	0.34%			0.11%
2014			0.65%	637			370.26	235,858	1.68%			-6.12%
2013			0.65%	840			394.40	331,293	1.88%			21.62%
2012			0.65%	879			324.29	285,053	0.75%			20.37%
VP Mid Cap Value Fund - Class I (ACVMV1)
2016			0.75%	2,089			302.89	632,734	1.73%			21.94%
2015			0.75%	2,276			248.39	565,342	1.64%			-2.17%
2014			0.75%	2,726			253.90	692,132	1.17%			15.55%
2013			0.75%	3,337			219.73	733,226	1.08%			29.14%
2012			0.75%	7,726			170.14	1,314,512	1.95%			15.46%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VP Ultra(R) Fund - Class I (ACVU1)
2016			0.65%	13			429.50	5,583	0.33%			3.77%
2015			0.65%	14			413.89	5,794	0.50%			5.58%
2014			0.65%	14			392.01	5,488	0.43%			9.28%
2013	0.65%	to	0.75%	436	358.71	to	177.27	153,493	0.53%	36.19%	to	36.05%
2012	0.65%	to	0.75%	431	263.40	to	130.30	111,526	0.00%	13.18%	to	13.07%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2016	0.65%	to	0.75%	7,005	844.80	to	413.19	3,033,792	0.92%	24.91%	to	24.79%
2015	0.65%	to	0.75%	8,535	676.30	to	331.11	2,998,612	0.73%	-2.96%	to	-3.06%
2014	0.65%	to	0.75%	9,246	696.95	to	341.56	3,369,117	0.59%	4.44%	to	4.34%
2013	0.65%	to	0.75%	10,570	667.32	to	327.36	3,880,385	1.02%	39.80%	to	39.66%
2012	0.65%	to	0.75%	8,058	477.33	to	234.39	1,962,837	0.44%	14.99%	to	14.87%
Appreciation Portfolio - Initial Shares (DCAP)
2016	0.65%	to	0.75%	1,153	425.43	to	209.62	271,906	1.63%	7.21%	to	7.10%
2015	0.65%	to	0.75%	1,249	396.84	to	195.72	275,230	1.70%	-3.10%	to	-3.20%
2014	0.65%	to	0.75%	1,452	409.53	to	202.19	330,278	1.74%	7.39%	to	7.28%
2013	0.65%	to	0.75%	2,046	381.35	to	188.46	523,702	1.95%	20.32%	to	20.20%
2012	0.65%	to	0.75%	2,071	316.95	to	156.79	452,515	3.46%	9.71%	to	9.60%
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
2016	0.65%	to	0.75%	295	474.86	to	234.21	88,097	0.00%	16.31%	to	16.20%
2015	0.65%	to	0.75%	310	408.26	to	201.56	79,020	0.00%	-2.91%	to	-3.01%
2014	0.65%	to	0.75%	116	420.50	to	207.81	41,125	0.00%	0.94%	to	0.84%
2013	0.65%	to	0.75%	190	416.60	to	206.09	56,628	0.00%	47.59%	to	47.44%
2012	0.65%	to	0.75%	293	282.27	to	139.78	54,634	0.00%	19.78%	to	19.66%
Managed Tail Risk Fund II: Primary Shares (FVCA2P)
2016	0.65%	to	0.75%	266	301.84	to	148.87	46,795	1.76%	-4.82%	to	-4.91%
2015	0.65%	to	0.75%	293	317.12	to	156.56	55,189	1.68%	-6.90%	to	-6.99%
2014	0.65%	to	0.75%	300	340.61	to	168.33	62,903	1.72%	-1.61%	to	-1.71%
2013	0.65%	to	0.75%	298	346.18	to	171.25	64,853	0.97%	15.70%	to	15.58%
2012	0.65%	to	0.75%	282	299.21	to	148.17	54,319	0.53%	9.46%	to	9.35%
Quality Bond Fund II - Primary Shares (FQB)
2016	0.65%	to	0.75%	961	316.94	to	161.70	206,002	2.95%	3.15%	to	3.05%
2015	0.65%	to	0.75%	2,330	307.26	to	156.91	538,349	3.71%	-0.89%	to	-0.99%
2014	0.65%	to	0.75%	2,344	310.01	to	158.48	548,771	3.88%	3.12%	to	3.02%
2013	0.65%	to	0.75%	1,892	300.63	to	153.84	374,446	4.07%	0.38%	to	0.28%
2012	0.65%	to	0.75%	1,751	299.49	to	153.41	343,696	4.25%	9.01%	to	8.90%
Equity-Income Portfolio - Initial Class (FEIP)
2016	0.65%	to	0.75%	8,367	1,036.17	to	571.00	6,532,172	2.25%	17.26%	to	17.14%
2015	0.65%	to	0.75%	9,554	883.69	to	487.46	6,387,509	3.00%	-4.59%	to	-4.68%
2014	0.65%	to	0.75%	11,060	926.17	to	511.40	7,691,360	2.79%	8.01%	to	7.91%
2013	0.65%	to	0.75%	12,431	857.45	to	473.93	7,968,611	2.49%	27.32%	to	27.19%
2012	0.65%	to	0.75%	13,588	673.48	to	372.62	6,959,737	3.01%	16.55%	to	16.43%
High Income Portfolio - Initial Class (FHIP)
2016	0.65%	to	0.75%	4,213	576.28	to	282.65	1,633,610	5.21%	13.87%	to	13.75%
2015	0.65%	to	0.75%	4,778	506.10	to	248.48	1,655,069	6.57%	-4.25%	to	-4.35%
2014	0.65%	to	0.75%	3,022	528.57	to	259.77	1,302,461	5.70%	0.50%	to	0.40%
2013	0.65%	to	0.75%	3,176	525.94	to	258.74	1,346,533	4.66%	5.26%	to	5.16%
2012	0.65%	to	0.75%	4,376	499.65	to	246.05	1,831,698	6.03%	13.49%	to	13.37%
VIP Asset Manager Portfolio - Initial Class (FAMP)
2016	0.65%	to	0.75%	3,439	709.49	to	352.37	1,858,531	1.45%	2.40%	to	2.30%
2015	0.65%	to	0.75%	3,713	692.82	to	344.43	1,944,657	1.49%	-0.51%	to	-0.61%
2014	0.65%	to	0.75%	4,264	696.35	to	346.53	2,218,187	1.43%	5.15%	to	5.04%
2013	0.65%	to	0.75%	4,720	662.27	to	329.90	2,360,456	1.60%	14.96%	to	14.84%
2012	0.65%	to	0.75%	4,808	576.10	to	287.26	2,095,454	1.48%	11.75%	to	11.64%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VIP Energy Portfolio - Service Class 2 (FNRS2)
2016			0.75%	4,711			191.83	903,720	0.51%			32.51%
2015			0.75%	4,401			144.77	637,114	1.04%			-21.34%
2014			0.75%	1,147			184.05	211,100	0.56%			-13.42%
2013			0.75%	1,193			212.57	253,593	0.70%			23.22%
2012			0.75%	1,266			172.51	218,402	0.72%			3.95%
VIP Equity-Income Portfolio - Service Class (FEIS)
2016			0.75%	1,620			256.51	415,541	2.15%			17.02%
2015			0.75%	2,924			219.19	640,916	3.11%			-4.81%
2014			0.75%	3,019			230.26	695,142	2.78%			7.83%
2013			0.75%	3,105			213.53	662,999	2.48%			27.06%
2012			0.75%	3,156			168.06	530,389	3.04%			16.31%
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
2016			0.75%	29			171.27	4,967	1.28%			4.49%
2015			0.75%	36			163.91	5,901	1.60%			-1.06%
2014			0.75%	42			165.66	6,958	1.67%			3.57%
2013			0.75%	37			159.95	5,918	1.53%			12.55%
2012			0.75%	42			142.12	5,969	1.74%			10.85%
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
2016			0.75%	108			187.39	20,238	1.43%			5.73%
2015			0.75%	103			177.24	18,256	1.70%			-1.08%
2014			0.75%	99			179.18	17,739	1.51%			4.08%
2013			0.75%	95			172.16	16,355	1.71%			20.59%
2012			0.75%	92			142.77	13,134	1.45%			14.62%
VIP Growth Portfolio - Initial Class (FGP)
2016	0.65%	to	0.75%	14,995	1,040.59	to	527.99	10,779,098	0.04%	0.15%	to	0.05%
2015	0.65%	to	0.75%	16,730	1,039.04	to	527.73	12,048,663	0.25%	6.48%	to	6.37%
2014	0.65%	to	0.75%	18,669	975.81	to	496.11	12,769,924	0.19%	10.58%	to	10.47%
2013	0.65%	to	0.75%	20,004	882.47	to	449.11	12,287,473	0.29%	35.45%	to	35.32%
2012	0.65%	to	0.75%	21,753	651.50	to	331.89	9,792,453	0.57%	13.94%	to	13.83%
VIP Growth Portfolio - Service Class (FGS)
2016			0.75%	1,939			263.16	510,268	0.00%			-0.04%
2015			0.75%	2,051			263.26	539,941	0.16%			6.25%
2014			0.75%	2,198			247.77	544,588	0.09%			10.36%
2013			0.75%	2,379			224.51	534,113	0.20%			35.19%
2012			0.75%	2,449			166.08	406,721	0.48%			13.69%
VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)
2016	0.65%	to	0.75%	8,575	587.56	to	289.95	3,578,851	2.30%	4.06%	to	3.96%
2015	0.65%	to	0.75%	9,178	564.61	to	278.90	3,553,473	2.47%	-1.24%	to	-1.34%
2014	0.65%	to	0.75%	10,849	571.70	to	282.69	4,163,650	2.11%	5.14%	to	5.04%
2013	0.65%	to	0.75%	11,955	543.74	to	269.13	4,318,622	1.96%	-2.41%	to	-2.51%
2012	0.65%	to	0.75%	13,281	557.19	to	276.06	5,301,968	2.21%	5.21%	to	5.11%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2016			0.75%	367			162.09	59,488	2.35%			3.85%
2015			0.75%	365			156.09	56,971	2.44%			-1.45%
2014			0.75%	402			158.38	63,668	2.24%			4.96%
2013			0.75%	381			150.89	57,489	2.37%			-2.62%
2012			0.75%	343			154.95	53,149	2.16%			4.98%
VIP Mid Cap Portfolio - Service Class (FMCS)
2016	0.65%	to	0.75%	5,091	880.91	to	434.47	2,493,596	0.42%	11.39%	to	11.28%
2015	0.65%	to	0.75%	6,260	790.84	to	390.44	2,710,442	0.39%	-2.14%	to	-2.24%
2014	0.65%	to	0.75%	7,431	808.12	to	399.37	3,300,456	0.15%	5.51%	to	5.40%
2013	0.65%	to	0.75%	9,148	765.93	to	378.90	3,969,708	0.35%	35.18%	to	35.05%
2012	0.65%	to	0.75%	11,124	566.60	to	280.57	3,664,811	0.51%	14.01%	to	13.89%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VIP Overseas Portfolio - Initial Class (FOP)
2016	0.65%	to	0.75%	12,444	522.39	to	234.87	3,721,404	1.41%	-5.68%	to	-5.77%
2015	0.65%	to	0.75%	12,193	553.83	to	249.25	3,897,732	1.60%	2.95%	to	2.85%
2014	0.65%	to	0.75%	4,027	537.94	to	242.34	1,904,028	1.31%	-8.67%	to	-8.76%
2013	0.65%	to	0.75%	4,412	589.02	to	265.62	2,258,810	1.38%	29.59%	to	29.46%
2012	0.65%	to	0.75%	4,913	454.52	to	205.17	1,899,181	1.89%	19.96%	to	19.84%
VIP Overseas Portfolio - Service Class (FOS)
2016			0.75%	1,323			220.40	291,590	1.38%			-5.83%
2015			0.75%	1,298			234.04	303,786	1.86%			2.72%
2014			0.75%	13			227.85	2,962	1.23%			-8.85%
2013			0.75%	18			249.96	4,499	1.34%			29.40%
2012			0.75%	18			193.17	3,477	1.94%			19.64%
VIP Value Strategies Portfolio - Service Class (FVSS)
2016	0.65%	to	0.75%	709	652.48	to	321.81	249,657	1.01%	8.77%	to	8.66%
2015	0.65%	to	0.75%	790	599.86	to	296.15	256,437	0.93%	-3.68%	to	-3.78%
2014	0.65%	to	0.75%	956	622.80	to	307.79	341,810	0.89%	6.00%	to	5.90%
2013	0.65%	to	0.75%	1,110	587.54	to	290.65	374,281	0.82%	29.60%	to	29.47%
2012	0.65%	to	0.75%	1,405	453.35	to	224.49	412,216	0.50%	26.28%	to	26.15%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2016	0.65%	to	0.75%	7,339	506.09	to	249.36	2,034,134	1.07%	-0.56%	to	-0.66%
2015	0.65%	to	0.75%	9,336	508.96	to	251.02	2,596,594	1.33%	3.27%	to	3.17%
2014	0.65%	to	0.75%	10,587	492.84	to	243.32	2,983,968	1.39%	1.63%	to	1.53%
2013	0.65%	to	0.75%	3,041	484.94	to	239.66	1,437,904	1.43%	26.48%	to	26.36%
2012	0.65%	to	0.75%	4,755	383.40	to	189.67	1,788,996	2.20%	20.48%	to	20.36%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2016	0.65%	to	0.75%	1,132	474.61	to	233.85	355,965	1.09%	10.90%	to	10.79%
2015	0.65%	to	0.75%	1,273	427.98	to	211.08	354,387	0.95%	2.66%	to	2.56%
2014	0.65%	to	0.75%	1,540	416.89	to	205.82	400,971	0.85%	9.99%	to	9.88%
2013	0.65%	to	0.75%	1,691	379.04	to	187.32	408,403	1.11%	30.92%	to	30.79%
2012	0.65%	to	0.75%	1,699	289.52	to	143.22	303,320	0.98%	16.11%	to	16.00%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2016	0.65%	to	0.75%	672	806.07	to	397.57	297,791	0.50%	17.29%	to	17.17%
2015	0.65%	to	0.75%	749	687.25	to	339.30	285,797	0.90%	-6.51%	to	-6.60%
2014	0.65%	to	0.75%	824	735.09	to	363.28	359,578	0.86%	11.21%	to	11.10%
2013	0.65%	to	0.75%	989	661.00	to	326.99	375,511	0.85%	40.10%	to	39.96%
2012	0.65%	to	0.75%	1,587	471.80	to	233.63	398,876	0.58%	17.22%	to	17.10%
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2016	0.65%	to	0.75%	797	211.89	to	105.50	86,637	2.48%	5.84%	to	5.74%
2015	0.65%	to	0.75%	1,964	200.19	to	99.77	312,836	2.69%	-2.89%	to	-2.99%
2014	0.65%	to	0.75%	874	206.15	to	102.85	92,578	4.26%	2.17%	to	2.07%
2013	0.65%	to	0.75%	1,060	201.77	to	100.76	109,437	2.72%	-0.78%	to	-0.88%
2012	0.65%	to	0.75%	2,536	203.35	to	101.66	295,330	0.00%	1.68%	to	1.66%	****
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
2016			0.75%	189			116.60	22,037	1.21%			2.24%
2015			0.75%	209			114.05	23,837	1.41%			-7.78%
2014			0.75%	2,760			123.67	341,333	2.00%			-0.35%
2013			0.75%	333			124.11	41,328	1.69%			-7.17%
2012			0.75%	2,437			133.70	325,828	5.25%			4.71%
Low Duration Portfolio - Administrative Class (PMVLDA)
2016			0.75%	8,992			120.37	1,082,378	1.45%			0.65%
2015			0.75%	7,677			119.60	918,143	3.30%			-0.44%
2014			0.75%	11,734			120.13	1,409,597	1.14%			0.09%
2013			0.75%	9,839			120.02	1,180,860	1.47%			-0.88%
2012			0.75%	17,011			121.09	2,059,790	1.90%			5.06%
VT Growth & Income Fund: Class IB (PVGIB)
2016			0.75%	309			235.97	72,916	1.56%			14.16%
2015			0.75%	279			206.70	57,671	2.03%			-8.22%
2014			0.75%	850			225.21	191,431	1.45%			9.91%
2013			0.75%	1,106			204.92	226,637	1.67%			34.66%
2012	0.65%	to	0.75%	1,125	307.29	to	152.17	183,910	1.56%	18.36%	to	18.24%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VT Growth Opportunities Fund: Class IB (PVGOB)
2016	0.65%	to	0.75%	625	202.73	to	101.35	77,639	0.00%	1.36%	to	1.35%	****
VT International Equity Fund: Class IB (PVTIGB)
2016	0.65%	to	0.75%	775	383.64	to	189.22	269,911	0.82%	-3.08%	to	-3.18%
2015	0.65%	to	0.75%	197	395.84	to	195.43	48,721	1.18%	-0.51%	to	-0.61%
2014	0.65%	to	0.75%	210	397.87	to	196.63	52,762	0.93%	-7.38%	to	-7.47%
2013	0.65%	to	0.75%	221	429.58	to	212.51	60,423	1.43%	27.24%	to	27.11%
2012	0.65%	to	0.75%	232	337.61	to	167.18	49,867	2.13%	21.12%	to	21.00%
VT Voyager Fund: Class IB (obsolete) (PVTVB)
2015	0.65%	to	0.75%	256	467.08	to	230.60	73,459	1.16%	-6.72%	to	-6.81%
2014	0.65%	to	0.75%	488	500.73	to	247.46	135,958	0.73%	9.01%	to	8.90%
2013	0.65%	to	0.75%	521	459.35	to	227.24	132,311	0.79%	42.79%	to	42.65%
2012	0.65%	to	0.75%	538	321.68	to	159.29	101,777	0.26%	13.49%	to	13.37%
VI American Franchise Fund - Series I Shares (ACEG)
2016	0.65%	to	0.75%	918	308.70	to	153.63	141,498	0.00%	1.61%	to	1.51%
2015	0.65%	to	0.75%	921	303.82	to	151.35	139,852	0.00%	4.33%	to	4.22%
2014	0.65%	to	0.75%	649	291.22	to	145.22	94,686	0.04%	7.74%	to	7.63%
2013	0.65%	to	0.75%	604	270.31	to	134.93	82,037	0.43%	39.23%	to	39.09%
2012	0.65%	to	0.75%	791	194.14	to	97.01	77,121	0.00%	-2.93%	to	-2.99%	****
VI Value Opportunities Fund - Series I Shares (AVBVI)
2016			0.65%	12			426.86	5,122	0.42%			17.57%
2015			0.65%	11			363.07	3,994	2.72%			-10.99%
2014			0.65%	11			407.87	4,487	1.42%			5.93%
2013			0.65%	11			385.05	4,236	1.28%			32.89%
2012			0.65%	14			289.75	4,057	0.98%			16.94%
Health Sciences Portfolio - II (TRHS2)
2016			0.75%	3,302			290.19	958,204	0.00%			-11.38%
2015			0.75%	2,664			327.46	872,344	0.00%			11.63%
2014			0.75%	2,343			293.34	687,298	0.00%			30.24%
2013			0.75%	2,285			225.23	514,640	0.00%			49.39%
2012			0.75%	1,074			150.77	161,922	0.00%			30.02%
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
2016	0.65%	to	0.75%	2,540	432.02	to	216.71	663,917	0.00%	5.73%	to	5.63%
2015	0.65%	to	0.75%	3,049	408.59	to	205.16	739,460	6.67%	-13.65%	to	-13.74%
2014	0.65%	to	0.75%	3,213	473.18	to	237.83	944,433	5.01%	1.52%	to	1.42%
2013	0.65%	to	0.75%	3,509	466.08	to	234.50	1,095,437	1.88%	-9.76%	to	-9.85%
2012	0.65%	to	0.75%	2,078	516.48	to	260.12	758,940	1.64%	4.86%	to	4.76%
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
2016	0.65%	to	0.75%	4,688	561.85	to	275.18	1,753,017	0.47%	-0.54%	to	-0.64%
2015	0.65%	to	0.75%	5,103	564.93	to	276.96	1,897,115	0.55%	-14.55%	to	-14.63%
2014	0.65%	to	0.75%	5,271	661.12	to	324.44	2,331,298	0.56%	-1.06%	to	-1.16%
2013	0.65%	to	0.75%	6,711	668.20	to	328.25	3,201,284	1.38%	11.29%	to	11.18%
2012	0.65%	to	0.75%	6,398	600.39	to	295.23	2,589,216	0.00%	28.97%	to	28.84%
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2016	0.65%	to	0.75%	3,164	796.23	to	358.62	1,316,280	0.39%	42.78%	to	42.64%
2015	0.65%	to	0.75%	3,653	557.66	to	251.42	1,073,692	0.03%	-33.88%	to	-33.94%
2014	0.65%	to	0.75%	2,065	843.38	to	380.61	1,071,957	0.10%	-19.63%	to	-19.71%
2013	0.65%	to	0.75%	2,288	1,049.34	to	474.04	1,593,164	0.95%	9.82%	to	9.71%
2012	0.65%	to	0.75%	4,527	955.53	to	432.09	2,748,463	0.70%	2.71%	to	2.61%
Variable Insurance Fund - Equity Income Portfolio (VVEI)
2016			0.95%	1,441			303.55	437,419	2.62%			13.98%
2015			0.95%	1,487			266.31	396,006	2.67%			-0.10%
2014			0.95%	1,589			266.59	423,604	2.44%			10.35%
2013			0.95%	1,706			241.57	412,124	2.38%			28.82%
2012			0.95%	1,915			187.53	359,125	2.45%			12.33%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)
2016			0.95%	987			219.87	217,008	5.21%			10.30%
2015			0.95%	1,217			199.33	242,582	5.08%			-2.51%
2014			0.95%	1,190			204.46	243,304	5.33%			3.42%
2013			0.95%	1,176			197.70	232,495	5.01%			3.36%
2012			0.95%	1,051			191.27	201,028	6.92%			13.21%
Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)
2016			0.95%	2,153			367.27	790,723	1.35%			10.07%
2015			0.95%	2,626			333.68	876,233	1.20%			-2.37%
2014			0.95%	2,722			341.77	930,286	0.94%			12.52%
2013			0.95%	2,935			303.74	891,473	1.07%			33.65%
2012			0.95%	3,184			227.26	723,591	1.14%			14.72%
Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)
2016			0.95%	651			154.60	100,645	2.21%			1.50%
2015			0.95%	1,142			152.31	173,936	2.26%			-0.61%
2014			0.95%	1,178			153.25	180,529	2.53%			4.89%
2013			0.95%	1,354			146.11	197,827	2.47%			-3.21%
2012			0.95%	1,354			150.96	204,394	2.62%			3.04%
Variable Insurance Portfolios - Asset Strategy (WRASP)
2016			0.75%	1,443			143.73	207,398	0.59%			-3.29%
2015			0.75%	1,736			148.62	258,009	0.34%			-9.03%
2014			0.75%	1,543			163.38	252,092	0.46%			-5.97%
2013			0.75%	1,581			173.76	274,707	1.30%			24.20%
2012			0.75%	3,063			139.90	428,524	1.13%			18.28%
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)
2016			0.65%	462			307.33	141,985	0.00%			6.95%
2015			0.65%	733			287.36	210,631	0.00%			-2.10%
2014			0.65%	777			293.52	228,067	0.00%			-0.30%
2013			0.65%	843			294.39	248,172	0.01%			42.87%
2012	0.65%	to	0.75%	956	206.06	to	101.73	196,260	0.00%	16.97%	to	16.85%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2016			0.65%	137			495.14	67,834	2.12%			11.50%
2015			0.65%	177			444.06	78,598	0.13%			-3.71%
2014			0.65%	192			461.18	88,546	0.06%			9.71%
2013			0.65%	233			420.37	97,945	0.20%			29.83%
2012			0.65%	234			323.78	75,764	0.10%			14.77%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2016			0.75%	480			250.83	120,401	0.00%			6.94%
2015			0.75%	461			234.55	108,127	0.00%			-3.61%
2014			0.75%	488			243.33	118,744	0.00%			-2.61%
2013			0.75%	542			249.85	135,419	0.00%			49.11%
2012			0.75%	1,209			167.56	202,585	0.00%			7.06%
Global Securities Fund/VA - Class 3 (obsolete) (OVGS3)
2013			0.75%	9,715			212.90	2,068,358	1.25%			26.39%
2012			0.75%	8,038			168.46	1,354,042	2.09%			20.32%
Templeton Developing Markets Securities Fund - Class 3 (obsolete) (FTVDM3)
2013			0.75%	877			179.16	157,127	1.85%			-1.71%
2012			0.75%	1,120			182.29	204,160	1.39%			12.31%
Templeton Global Bond Securities Fund - Class 3 (obsolete) (FTVGI3)
2013			0.75%	7,963			193.98	1,544,676	4.90%			0.88%
2012			0.75%	7,790			192.30	1,497,990	6.09%			14.20%
Investors Growth Stock Series - Initial Class (obsolete) (MIGIC)
2014	0.65%	to	0.75%	744	497.44	to	245.84	191,710	0.52%	10.73%	to	10.62%
2013	0.65%	to	0.75%	783	449.24	to	222.24	182,184	0.64%	29.45%	to	29.32%
2012	0.65%	to	0.75%	729	347.04	to	171.85	130,711	0.42%	16.21%	to	16.10%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VIP High Income Portfolio - Initial Class R (obsolete) (FHIPR)
2014			0.75%	3,619			146.47	530,077	5.70%			0.42%
2013			0.75%	3,696			145.86	539,088	5.93%			5.18%
2012			0.75%	3,552			138.68	492,589	5.65%			13.44%
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)
2013			0.75%	867			170.58	147,889	6.65%			6.14%
2012			0.75%	907			160.71	145,765	8.45%			13.85%
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)
2013			0.75%	1,829			213.96	391,328	1.15%			0.00%
2012			0.75%	2,068			213.96	442,468	0.45%			16.36%
NVIT International Equity Fund - Class III (obsolete) (GIG3)
2013			0.75%	542			112.91	61,196	0.59%			16.93%
2012			0.75%	301			96.56	29,064	0.75%			14.71%
VIP Overseas Portfolio - Initial Class R (obsolete) (FOPR)
2014			0.75%	14,141			163.84	2,316,831	1.35%			-8.78%
2013			0.75%	14,769			179.61	2,652,724	1.35%			29.48%
2012			0.75%	16,474			138.72	2,285,337	1.99%			19.81%
VIP Overseas Portfolio - Service Class R (obsolete) (FOSR)
2014			0.75%	1,809			162.14	293,319	1.25%			-8.86%
2013			0.75%	1,824			177.91	324,512	1.34%			29.33%
2012			0.75%	1,832			137.57	252,022	1.96%			19.77%
NVIT Multi-Manager International Growth Fund - Class III (obsolete) (NVMIG3)
2013			0.75%	17,757			116.60	2,070,514	1.41%			20.44%
2012			0.75%	9,063			96.82	877,460	1.36%			14.91%
NVIT Multi-Manager International Value Fund - Class III (obsolete) (GVDIV3)
2013			0.75%	3,738			135.08	504,916	2.27%			20.51%
2012			0.75%	4,019			112.08	450,461	0.38%			16.36%
American Century NVIT Growth Fund - Class IV (obsolete) (CAF4)
2015	0.65%	to	0.75%	7,606	386.23	to	189.73	1,829,619	0.34%	3.94%	to	3.84%
2014	0.65%	to	0.75%	9,258	371.58	to	182.72	2,183,215	0.34%	10.60%	to	10.49%
2013	0.65%	to	0.75%	10,456	335.95	to	165.37	2,245,948	0.68%	28.90%	to	28.77%
2012	0.65%	to	0.75%	11,287	260.63	to	128.42	1,876,091	0.54%	13.28%	to	13.17%
Small-Cap Growth Portfolio - S Class Shares (obsolete) (AMFAS)
2014			0.75%	130			203.12	26,406	0.00%			2.70%
2013			0.75%	141			197.79	27,888	0.00%			44.74%
2012			0.75%	130			136.65	17,764	0.00%			8.01%

2016	Contract owners’ equity:								$131,717,946
2015	Contract owners’ equity:								$138,538,624
2014	Contract owners’ equity:								$156,502,889
2013	Contract owners’ equity:								$164,582,549
2012	Contract owners’ equity:								$149,670,748
*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.